    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 2005

                          1933 Act File No. 333-114333
                          1940 Act File No. 811-21553

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

           [X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [X ] Pre-Effective Amendment No. 3

                       [ ] Post-Effective Amendment No.__

                                       AND

        [X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY OF 1940

                              [X ] Amendment No. 3

                     ING GLOBAL EQUITY DIVIDEND AND PREMIUM
                                OPPORTUNITY FUND

         (Exact Name of Registrant as Specified in Declaration of Trust)

                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)

                                 (480) 477-3000
              (Registrant's Telephone Number, including Area Code)

                              Huey P. Falgout, Jr.
                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                     (Name and Address of Agent for Service)

                          COPIES OF COMMUNICATIONS TO:

            Jeffrey S. Puretz, Esq.        Sarah E. Cogan, Esq.
            Dechert LLP                   Simpson Thacher & Bartlett LLP
            1775 I Street, NW             425 Lexington Avenue
            Washington, DC 20006-2401     New York, NY 10017

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.[ ]

It is proposed that this filing will become effective when declared effective pursuant to section 8(c).

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                              PROPOSED
                                               PROPOSED       MAXIMUM
                               NUMBER          MAXIMUM        AGGREGATE
TITLE OF SECURITIES BEING      BEING        OFFERING PRICE    OFFERING    AMOUNT OF REGISTRATION
       REGISTERED            REGISTERED        PER UNIT        PRICE(1)            FEE
------------------------------------------------------------------------------------------------
Common shares
------------------------------------------------------------------------------------------------
$0.01 par value           3,000,000 Shares        $  20.00  $  60,000,000           $  7,062.00
------------------------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the registration fee.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

                 SUBJECT TO COMPLETION, DATED FEBRUARY 25, 2005

PROSPECTUS                                                                                                [LOGO]




                                3,000,000 SHARES



                           ING GLOBAL EQUITY DIVIDEND
                          AND PREMIUM OPPORTUNITY FUND


                                 COMMON SHARES
                                $20.00 PER SHARE
                                   ---------


    ING Global Equity Dividend and Premium Opportunity Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund's primary investment objective is to provide a high level of income. Capital appreciation is the Fund's secondary investment objective. The Fund seeks to achieve its investment objectives by investing in a portfolio of global common stocks that have a history of attractive dividend yields and utilizing an integrated options writing strategy. Under normal market conditions, the Fund will invest at least 80% of its managed assets, as defined on page 8 of the prospectus, in a portfolio of common stocks of dividend paying companies located throughout the world, including the U.S. The Fund will also seek to generate gains from option premiums by selling covered call options on a substantial portion of its portfolio securities. The Fund will seek to balance its objectives by offering the potential for some protection against adverse changes in selected markets through the strategic use of buying put options on selected securities indices. (CONTINUED ON FOLLOWING PAGE)



    NO PRIOR TRADING HISTORY. BECAUSE THE FUND IS NEWLY ORGANIZED, ITS COMMON SHARES HAVE NO HISTORY OF PUBLIC TRADING. SHARES OF CLOSED-END INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE. THIS RISK MAY BE GREATER FOR INVESTORS WHO EXPECT TO SELL THEIR SHARES IN A RELATIVELY SHORT PERIOD AFTER COMPLETION OF THIS PUBLIC OFFERING.



    The Fund's Common Shares have been approved for listing, subject to notice of issuance, on the New York Stock Exchange ("NYSE") under the symbol "IGD."

                               ------------------


    INVESTING IN COMMON SHARES OF THE FUND INVOLVES RISK. SEE "RISKS" BEGINNING ON PAGE 30.


    Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
                               ------------------


                                                              PER SHARE    TOTAL(1)
                                                              ---------   -----------
Public Offering Price                                          $20.00     $
Sales Load(2)                                                  $          $
Estimated Organizational Expenses and Offering Costs(3)        $          $
Proceeds to Fund                                               $          $


------------


(1) Total expenses relating to the organization of the Fund and the Common Share offering paid by the Fund (which do not include the sales load) are estimated to be $120,000, which represents $0.04 per Common Share issued. ING Investments, LLC has agreed to pay all organizational expenses and Common Share offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share.



(2) ING Investments, LLC has agreed to pay a structuring fee to Citigroup Global Markets Inc. and an additional compensation fee to UBS Securities LLC and Wachovia Capital Markets, LLC. See "Underwriting."



(3) The Fund has granted the underwriters an option to purchase up to additional Common Shares, at the public offering price, less the sales load, within 45 days from the date of this prospectus to cover over-allotments, if any. If such option is exercised in full, the public offering price, sales load, estimated organizational expenses and offering
    costs and proceeds to the Fund will be $         , $         , $         and
    $         , respectively. See "Underwriting."


    The underwriters expect to deliver the Common Shares to purchasers on or
about       , 2005.
                               ------------------


CITIGROUP                                    UBS INVESTMENT BANK                                 WACHOVIA SECURITIES
ADVEST, INC.                            BANC OF AMERICA SECURITIES LLC            H&R BLOCK FINANCIAL ADVISORS, INC.
FERRIS, BAKER WATTS                   J.J.B. HILLIARD, W.L. LYONS, INC.                  JANNEY MONTGOMERY SCOTT LLC
       INCORPORATED
LEGG MASON WOOD WALKER                        OPPENHEIMER & CO.                                        RAYMOND JAMES
   INCORPORATED
RBC CAPITAL MARKETS                            RYAN BECK & CO.                            STIFEL, NICOLAUS & COMPANY
                                                                                         INCORPORATED
SUNTRUST ROBINSON HUMPHREY                      TD WATERHOUSE                         WEDBUSH MORGAN SECURITIES INC.
                                            WELLS FARGO SECURITIES



            , 2005

(CONTINUED FROM PREVIOUS PAGE)

    Under normal market conditions, the Fund will invest in common stocks of companies located around the world, normally in at least 65 common stocks, seeking to reduce the Fund's exposure to individual stock risk. Securities held by the Fund may be denominated in both U.S. dollars and non-U.S. currencies. The Fund normally expects that its investments will be invested across a broad range of countries, industries and market sectors, including investments in issuers located in countries with emerging markets. There can be no assurance that the Fund will achieve its investment objectives. For more information on the Fund's investment strategies, see "The Fund's Investments" and "Risks."

    The Fund will have an investment adviser and a sub-adviser. ING Investments, LLC ("ING Investments" or "Adviser"), the investment adviser, will be responsible for determining the Fund's overall investment strategy. ING Investment Management Advisors B.V. ("IIMA" or "Sub-Adviser"), the sub-adviser, will be responsible for investing the Fund's managed assets in accordance with the Fund's investment objectives and strategies. IIMA has two investment teams that will work jointly to manage the Fund's investments. The two teams are the ING Global Equity Dividend Team and the ING Structured Products Team.

    This prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. You should read it carefully before you invest, and keep it for future reference. The Fund has filed with the Securities and Exchange Commission ("SEC") a Statement of
Additional Information dated       , 2005, as may be amended ("SAI"), containing
additional information about the Fund. The SAI is incorporated by reference in its entirety into this prospectus. You may obtain a free copy of the SAI (and other information regarding the Fund) by contacting the Fund at (800) 992-0180 or by writing to the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The prospectus, SAI and other information about the Fund are available on the SEC's website (http://www.sec.gov). The table of contents for the SAI appears on page 64 of this prospectus.

    The Fund's Common Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation or any other government agency.

    YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. THE FUND HAS NOT, AND THE UNDERWRITERS HAVE NOT, AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION YOU SHOULD NOT RELY ON IT. THE FUND IS NOT, AND THE UNDERWRITERS ARE NOT, MAKING AN OFFER OF THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.

                                 --------------

                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
Summary.....................................................         1
Summary of Fund Expenses....................................        20
The Fund....................................................        21
Use Of Proceeds.............................................        21
The Fund's Investments......................................        22
Risks.......................................................        30
Management of the Fund......................................        38
Description of Shares.......................................        44
Net Asset Value.............................................        47
Distributions...............................................        49
Certain Provisions in the Declaration of Trust..............        52
Closed-End Fund Structure...................................        53
Repurchase of Common Shares.................................        54
Tax Matters.................................................        55
Underwriting................................................        59
Additional Information......................................        62
Table of Contents for the Statement of Additional
  Information...............................................        64


                                 --------------


    UNTIL       , 2005 (25 DAYS AFTER THE DATE OF THIS PROSPECTUS), ALL DEALERS
THAT BUY, SELL OR TRADE THE COMMON SHARES, WHETHER OR NOT PARTICIPATING IN THIS OFFERING, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE DEALERS' OBLIGATION TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                      (This Page Intentionally Left Blank)

                                    SUMMARY


    THIS SUMMARY HIGHLIGHTS INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS. THIS SUMMARY DOES NOT CONTAIN ALL OF THE INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING IN THE FUND'S COMMON SHARES. YOU SHOULD REVIEW THE MORE DETAILED INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION TO UNDERSTAND THE OFFERING FULLY.


THE FUND..................................  The Fund is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). It is organized as a Delaware statutory trust.

THE OFFERING..............................  The Fund is offering ("Offering")      common shares of beneficial
                                            interest ("Common Shares") at an initial offering price of $20.00 per share. The Common Shares are being offered by a group of underwriters
                                            (each an "Underwriter" and collectively, the "Underwriters") led by
                                            Citigroup Global Markets Inc., UBS Securities LLC, Wachovia Capital
                                            Markets, LLC, Advest, Inc., Banc of America Securities LLC, H&R Block
                                            Financial Advisors, Inc., Ferris, Baker Watts, Incorporated, J.J.B.
                                            Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Legg Mason
                                            Wood Walker, Incorporated, Oppenheimer & Co. Inc., Raymond James &
                                            Associates, Inc., RBC Capital Markets Corporation, Ryan Beck & Co.,
                                            Inc., Stifel, Nicolaus & Company, Incorporated, SunTrust Capital
                                            Markets, Inc., TD Waterhouse Investor Services, Inc., Wedbush Morgan
                                            Securities Inc. and Wells Fargo Securities, LLC. You must purchase at least 100 Common Shares in order to participate in this Offering. The
                                            Fund has given the Underwriters an option to purchase up to additional shares, at the public offering price less the
                                            sales load, within 45 days from the date of this prospectus to cover
                                            orders in excess of      Common Shares. ING Investments has agreed to
                                            pay all organizational expenses and offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share. See
                                            "Underwriting."

INVESTMENT OBJECTIVES.....................  The Fund's primary investment objective is to provide a high level of income. Capital appreciation is the Fund's secondary investment objective. There can be no assurance that the Fund will achieve its investment objectives. See "The Fund's Investments." The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

INVESTMENT STRATEGIES.....................  The Fund seeks to achieve its investment objectives by investing in a portfolio of global common stocks that have a history of attractive dividend yields and utilizing an integrated options writing strategy.
                                            The Fund will seek to balance its investment objectives by offering the potential for some protection against adverse changes in selected markets through the strategic buying of put options on selected securities indices.

                                            Under normal market conditions, the Fund will invest at least 80% of its managed assets in a portfolio of common stocks of dividend paying companies located throughout the world, including the U.S. The Fund may invest up to 20% of its managed assets in securities issued by companies located in countries with emerging markets when the
                                            Sub-Adviser believes they present attractive investment opportunities.
                                            Securities held by the Fund may be denominated in both U.S. dollars and
                                            non-U.S. currencies.

                                            The Sub-Adviser seeks to construct a portfolio with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital
                                            International World Equity Index ("MSCI World Index"). The MSCI World
                                            Index is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New
                                            Zealand and the Far East--comprising approximately 1482
                                            securities--with values expressed in U.S. dollars. Investors cannot invest directly in an index.

                                            The Fund may invest in a blend of mid-capitalization ("mid-cap") and large capitalization ("large-cap") stocks and may emphasize either mid-caps or large-caps from time to time. For these purposes, capitalization shall be determined with reference to the capitalization ranges and nomenclature commonly used in the country in which a company whose common stock is being considered is located.

                                            The Fund uses a quantitative screening process to assist in the selection of companies according to, among others, the following criteria: (1) an attractive dividend yield and the stability and growth of dividends; (2) market capitalization that is usually above
                                            $1 billion; (3) history of growth of the dividend over several years;
                                            (4) annual earnings growth over several years; and (5) expected liquidity. In the stock selection process, the Sub-Adviser expects to start its investment process with the approximately 50,000 stocks that make up the Total Wilshire Universe. The Total Wilshire Universe
                                            represents an approximation of every publicly traded security in the world. They will then seek to pare this number of securities down to approximately 3,000 common stocks using a market capitalization liquidity screen of greater than $1 billion. The Sub-Adviser expects to further reduce the number of potential common stocks to approximately
                                            600 using a quantitative screen of the common stock's targeted dividend yield, currently at least 3.0%, and then reduce this number to approximately 150 common stocks using quantitative screening based on historical earnings and dividend growth. Once this screening has been done, the Sub-Adviser evaluates a number of fundamental factors including: earnings, capital structure, dividend coverage and credit ratings to further reduce the number of selected common stocks to approximately 65 to 90 common stocks. The Sub-Adviser may from time to time select

                                            common stocks that do not meet all of these criteria if it believes they represent an attractive investment opportunity. The Sub-Adviser combines fundamental analysis of each company with an allocation among industry sectors that is based both upon quantitative screening and fundamental industry analysis.

                                            The Sub-Adviser may sell dividend yielding common stocks in the Fund's portfolio for a variety of reasons, such as to secure gains, to limit losses, to re-deploy assets into opportunities it believes are more promising, to meet obligations arising out of the Fund's covered call writing program or when annualized dividend yield on the common stock falls below a targeted amount, currently 3% during a particular quarter.

                                            Under normal market conditions, the Fund will invest in securities of companies located around the world, normally in at least 65 common stocks, seeking to reduce the Fund's exposure to individual stock risk.
                                            The Fund expects that its investments will normally be invested across a broad range of countries, industries and market sectors. The Fund also seeks to generate gains by selling covered call options on a substantial portion of the Fund's portfolio securities.

                                            Under normal market conditions, the Fund's principal options activity will consist of writing (selling) covered call options on the common stocks held by the Fund. The Fund seeks to generate gains from premiums from covered call option writing. Depending on the Sub-Adviser's evaluation, the Fund may write covered call options on varying percentages of the Fund's common stock holdings, which may be substantial.

                                            In addition, as part of its option strategy and to balance the Fund's objectives, the Fund may purchase put options on the Standard and
                                            Poor's 500 Composite Stock Price Index ("S&P 500"), the Financial Times
                                            Stock Exchange 100 Index ("FTSE 100"), the Nikkei All Stock Index
                                            ("Nikkei"), the Dow Jones Euro Stoxx 50 (Price) Index ("EuroStoxx50")
                                            or any other broad-based global, regional or local securities indices for large, mid or small capitalization equities deemed suitable for protection against a substantial decline in the value of its portfolio securities.

                                            The Fund expects initially to write covered call options on individual common stocks held in the Fund's portfolio (rather than index options), primarily with shorter maturities (typically ten days to three months until expiration). When an option-writing program is established for a particular common stock, options may be written on a significant portion of the total common stock position.

                                            The extent of the Fund's covered call option writing activity will depend upon market conditions and the Sub-Adviser's ongoing assessment of the attractiveness of writing covered

                                            call options on the common stocks in the Fund's portfolio. Under normal market conditions, between 60% to 100% of the companies held within the
                                            Fund will be included in the Fund's covered call option strategy. The percentage of each underlying common stock holding to be used in the covered call option strategy will be determined based on the
                                            Sub-Adviser's opinion of the outlook of the common stock, the common stock's market opportunities and the common stock's option price volatilities. Covered call options will be written primarily in over-the-counter markets with major international banks, broker-dealers and financial institutions. Listed option markets may also be used for options on common stocks listed in the U.S., European, Japanese or
                                            Asian markets.

                                            As the seller of a covered call option, the Fund receives cash (the premium) from the purchaser. The purchaser of the call option has the right to any appreciation in the value of the security on which the call option is written over a fixed price (the exercise price) on a certain date in the future (the expiration date). Generally, the Fund intends to sell covered call options "near-to-the-money" (i.e., the exercise price generally will be within a close range above or below the current level of the cash value of the security) or "at-the-money"
                                            (i.e., the exercise price generally will be equal to the current level of the cash value of the security). The Fund, in effect, sells the potential appreciation in the value of the security in exchange for the premium. If, at expiration, the purchaser exercises a covered call option sold by the Fund, the Fund will either (i) pay the purchaser the difference between the cash value of the security and the exercise price of the covered call option ("cash settlement"); or (ii) deliver to the purchaser the securities on which the covered call option was written ("physical settlement"). If a covered call option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund. If a call option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (i.e., type, underlying security, exercise price or expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

                                            If the value of a common stock on which the Fund has written a covered call option increases significantly, the Fund may look to buy back the covered call options written or close out the covered call options written for cash settlement and then re-establish a new covered call position in the common stock by writing new at-the-money or near-to-the-money covered call options at higher exercise prices. If a common stock's price declines, the Fund will normally seek to let any covered call

                                            options expire or buy back any covered call options written and sell new covered call options at lower exercise prices. The Fund may also write covered call options with different characteristics and managed differently than described in this paragraph.

                                            As part of its option strategy and to balance the Fund's objectives, the Fund will also purchase put options on broad-based global, regional or local securities indices with a portion of the premiums received by the Fund from the sale of covered call options. The Fund will purchase put options with a portion of the premiums received by the Fund from the sale of covered call options. The Fund will generally invest in
                                            "out-of-the-money" put options that expire between 20 to 125 trading days. As the purchaser of a put option, the Fund, in exchange for a premium, has the right to receive a cash payment from the seller of the put option in the event the value of the relevant market index or security is below the exercise price of the put option upon its expiration. The Fund would purchase put options on indices to attempt to protect the Fund from a significant market decline over a short period of time. However, because the Fund may purchase put options that are "out-of-the-money" and such put options purchases may be on indices, the Fund may not be fully covered against any market decline.
                                            A put option is out-of-the-money when its exercise price is less than the cash value of the relevant market index or security. The Fund would ordinarily realize a gain if (i) at the end of the put option period, the value of the relevant market index or security decreased below the exercise price of the put option sufficiently to more than cover the premium and transaction costs or (ii) the Fund sells the put option prior to its expiration at a price that is higher than its cost. The put options purchased by the Fund are not representative of the Fund's portfolio and thus, may not necessarily protect the Fund against a sharp market decline.

                                            The foregoing strategies relating to investment in common stocks, writing covered call options and purchasing index put options are the
                                            Fund's primary investment strategies. In addition to its primary investment strategies, the Fund may invest to a limited extent in other types of securities and engage in certain other investment practices.

                                            In addition to the intended strategies of selling covered call options on individual common stocks and buying put options on global, regional or local securities indices, the Fund may invest in other derivative instruments acquired for hedging and risk management purposes, provided that such derivative instruments are acquired to enable the Fund to protect against a decline in its assets or its ability to pay dividends. Derivatives can be illiquid, may disproportionately increase losses and have a potentially large negative impact on the Fund's performance. The Fund may enter into forward

                                            currency contracts or other derivatives to hedge currency risk. These investment techniques are not expected to be a primary strategy of the
                                            Fund. See "The Fund's Investments."

DISTRIBUTIONS.............................  Commencing with the Fund's first distribution, the Fund intends to implement a level dividend strategy and make regular monthly distributions to holders of Common Shares based on the past and projected performance of the Fund. Distributions will be reinvested in additional Common Shares under the Fund's Dividend Reinvestment Plan unless a shareholder elects to receive cash. The Fund expects to receive substantially all of its current income and gains from the following sources:

                                                       -  dividends received by the Fund that are paid on the
                                                          common stocks held in the Fund's portfolio;

                                                       -  capital gains (both short-term and long-term) from net
                                                          option premiums (covered call option premiums received
                                                          minus put option premiums paid minus transaction costs);
                                                          and

                                                       -  capital gains from the sale of common stocks in the
                                                          Fund's portfolio.

                                            The Fund's Common Share distribution rate will depend on a number of factors, including the net earnings on the Fund's portfolio investments and the rate at which such net earnings change as a result of changes in the rates at which the Fund receives income from the sources described above.

                                            The Fund's monthly distributions will be made from the Fund's net investment income, capital gains from the net covered call option premiums and capital gains from the sale of common stocks in the Fund's portfolio. The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. Pursuant to the requirements of the 1940 Act and other applicable laws, a notice will accompany each monthly distribution with respect to the estimated source of the distribution made. However, the ultimate tax characterization of the
                                            Fund's distributions made in a calendar year may not finally be determined until the end of that calendar year. As a result, there is a possibility that the Fund may make total distributions during a calendar year in an amount that exceeds the Fund's net investment income and net realized long-term capital gains for that calendar year, resulting in a return of capital. For example, the Fund may distribute income early in the calendar year that is taxable at short-term capital gains rates, but incur net short-term capital losses later in the year, thereby offsetting the income taxable at short-term capital gains rates for which distributions have already been made by the Fund. See "Tax
                                            Matters."

                                            As portfolio and market conditions change, the rate of dividends on the
                                            Common Shares and the Fund's dividend policy could change. Over time, the Fund will distribute all of its net investment income. In addition, at least annually, the Fund intends to distribute net realized long-term capital gains not previously distributed, if any.

                                            The Fund intends to file or rely on an exemptive application with the
                                            SEC seeking an order under the 1940 Act to obtain the ability to implement a managed distribution policy. If the SEC grants the requested relief, the Fund may implement a managed distribution policy.

                                            Under a managed distribution policy, the Fund would distribute to shareholders a fixed monthly amount, which may be adjusted from time to time. As with a level distribution rate policy, distributions would be made only after paying dividends due on preferred shares, if any, and interest and required principal payments on borrowings, if any. Under a managed distribution policy, if, for any monthly distribution, net investment company taxable income and net capital gain were less than the amount of the distribution, the difference would be distributed from the Fund's assets, resulting in a return of capital to shareholders of the Fund.

                                            The Fund's final distribution for each calendar year would include any remaining net investment company taxable income and net capital gain undistributed during the year. If, for any calendar year, the total distributions exceeded net investment company taxable income and net capital gain (the "Excess"), the Excess would be characterized as a return of capital. Distributions in excess of the earnings and profits would first reduce the adjusted tax basis in the shares, and after such adjusted tax basis is reduced to zero, would constitute capital gain
                                            (assuming the shares are held as capital assets). Excess distributions decrease the Fund's total assets and, therefore, have the likely effect of increasing the Fund's expense ratio. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. See "Distributions--Managed Distribution
                                            Policy."

                                            There is no guarantee that the SEC will grant an exemptive order facilitating the implementation of a managed distribution policy or, if granted, that the Trustees will determine to implement a managed distribution policy. The Trustees reserve the right to change the dividend policy from time to time.

                                            The Fund expects to declare its initial Common Share distribution approximately 45 days, and to pay that distribution approximately 60 to
                                            90 days, from the completion of this Offering, depending on market conditions. As noted above, distributions will be reinvested in additional Common Shares

                                            under the Fund's Dividend Reinvestment Plan unless a shareholder elects to receive cash. See "Distributions."

INVESTMENT ADVISER........................  ING Investments is an Arizona limited liability company and is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING
                                            Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. The principal address of ING Investments is 7337 East Doubletree Ranch
                                            Road, Scottsdale, Arizona 85258. As of January 31, 2005, ING
                                            Investments had over $34 billion of assets under management. See
                                            "Management of the Fund."

                                            For its services as investment adviser to the Fund, including its oversight of the Sub-Adviser, ING Investments will receive an annual fee, payable monthly, in an amount equal to 1.05% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares, if any, and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred
                                            shares)("managed assets"). For the first five years of the Fund's existence, ING Investments will contractually waive 0.20% of the annual fee. Beginning in the sixth year, the fee waiver will decline each year by 0.05% until it is eliminated in the ninth year.

SUB-ADVISER...............................  ING Investments has engaged IIMA as the sub-adviser to the Fund. IIMA is a Netherlands corporation organized in 1896. IIMA became an investment advisory company in 1991. It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, The Netherlands.
                                            IIMA is registered with the SEC as an investment adviser. IIMA has no employees other than its board members; instead it makes use of the staff members of an organizational business unit within ING Groep named
                                            "ING Investment Management Europe." ING Investment Management Europe is
                                            not a legal entity. The staff of ING Investment Management Europe are employed by a subsidiary of ING Groep named ING Personeel VOF. ING
                                            Investment Management Europe has management expertise in equity, fixed income and asset allocation categories as well as derivatives use. ING
                                            Investment Management Europe employs approximately 194 investment professionals and research analysts located in Europe. IIMA is an indirect, wholly-owned subsidiary of ING Groep and is under common control with ING Investments. For its services, IIMA will receive a sub-advisory fee from ING Investments. No advisory fee will be paid by the Fund directly to IIMA. See "Management of the Fund."

LISTING...................................  The Common Shares have been approved for listing on the NYSE, subject to notice of issuance. The trading or "ticker" symbol of the Common
                                            Shares is "IGD." Because of this exchange listing, the Fund may sometimes be referred to in public communications as a "closed-end exchange-traded fund" or an "exchange-traded fund."

TRANSFER AGENT, DIVIDEND DISBURSING AGENT,
REGISTRAR AND CUSTODIAN...................  The transfer agent, dividend disbursing agent, registrar and Custodian for the Common Shares is The Bank of New York, whose principal business address is 101 Barclay Street (12W), New York, New York 10286.

RISKS.....................................  AN INVESTMENT IN THE FUND'S COMMON SHARES INVOLVES CERTAIN RISKS.
                                            LISTED BELOW ARE THE PRIMARY RISKS OF INVESTING IN THE FUND'S COMMON
                                            SHARES. SEE "RISKS" FOR A MORE COMPLETE DISCUSSION OF THE RISKS OF
                                            INVESTING IN THE FUND'S COMMON SHARES.

                                            NO PRIOR HISTORY. The Fund is a newly organized, non-diversified, closed-end management investment company with no history of operations or public trading of its Common Shares.

                                            MARKET DISCOUNT RISK. Shares of closed-end management investment companies frequently trade at a discount from their net asset value, and the Fund's Common Shares may likewise trade at a discount from net asset value. The trading price of the Fund's Common Shares may be less than the public offering price. The returns earned by holders of Common
                                            Shares who purchased their Common Shares in this offering and sell their Common Shares below net asset value will be reduced. See
                                            "Risks--Market Discount Risk."

                                            INVESTMENT AND MARKET RISK. An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of all or a portion of the amount invested. An investment in the Fund's Common
                                            Shares represents an indirect investment in the securities owned by the
                                            Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, by writing (selling) covered call options on the common stocks held in the Fund's portfolio, the capital appreciation potential of such securities will be limited to the difference between the exercise price of the covered call options written and the purchase price of the equity security underlying such options. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account any reinvestment of distributions. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. See "Risks--Investment and Market
                                            Risk."

                                            ISSUER RISK. The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as changes in the financial condition of the issuer, management performance, financial leverage and reduced demand for the issuer's goods and services. The amount of dividends paid may decline for reasons that relate to an issuer, such as changes in an issuer's financial condition or a decision by the issuer to pay a lower dividend. See "Risks--Issuer
                                            Risk."

                                            EQUITY RISK. The net asset value ("NAV") of the Fund's Common Shares will change as the prices of its portfolio investments go up or down.
                                            Equity securities face market, issuer and other risks, and their prices may go up or down, sometimes rapidly and unpredictably.

                                            The Fund will invest primarily in common stocks of large-cap and mid-cap companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in companies that may be considered small by U.S. standards, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and may be dependent on a few key managers. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Although common stocks historically have generated higher average returns than fixed-income securities, common stocks also have experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks held by the
                                            Fund or to which it has exposure. See "Risks--Equity Risk."

                                            OPTIONS RELATED RISK. There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to use covered call options and put options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the covered call option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the

                                            price of the underlying security decline. The writer of an
                                            "American-style" option has no control over when during the exercise period of the option it may be required to fulfill its obligation as a writer of the option. This does not apply for "European-style" options, which may only be exercised at termination. Once an option writer has received an exercise notice for an American-style option, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must either close out the position with a cash settlement or deliver the underlying security at the exercise price. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Fund can realize above the exercise price of an option on a common stock, or may cause the Fund to hold a security that it might otherwise sell.

                                            The Fund's ability to terminate over-the-counter options may be more limited than with exchange-traded options and may involve the risk that banks, broker-dealers or other financial institutions participating in such transactions will not fulfill their obligations. If the Fund were unable to close out a covered call option that it had written on a common stock, it would not be able to sell the underlying common stock unless the option expired without exercise. The value of options may also be adversely affected if the market for such options becomes less liquid or smaller. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position either, in the case of a covered call option written, by buying the option, or, in the case of a purchased put option, by selling the option. Although the
                                            Fund intends to primarily write covered call options that are traded over-the-counter, the Fund may write exchange-traded options.
                                            Exchange-traded options may also be illiquid. Reasons for the absence of a liquid secondary market on an exchange include the following:
                                            (i) there may be insufficient trading interest in certain options;
                                            (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all
                                            times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading on an exchange were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange

                                            would continue to be exercisable in accordance with their terms.

                                            The hours of trading for listed or over-the-counter options may not conform to the hours during which the underlying securities are traded.
                                            To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets. Call options are marked to market daily at 4:00 p.m. Eastern time, and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, changes in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, mergers or other extraordinary distributions or events. A reduction in the exercise price of an option may reduce the Fund's capital appreciation potential on the underlying security.

                                            When the Fund purchases put options, the Fund will be subject to additional risks. A put option acquired by the Fund and not sold prior to expiration will expire worthless if the price of the stock or index at expiration exceeds the exercise price of the option, thereby causing the Fund to lose its entire investment in the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. If the Fund were unable to close out an option that it had purchased, it would have to exercise the option in order to realize any profit or the option may expire worthless. Stock market indices on which the Fund may purchase options positions likely will not mirror the Fund's actual portfolio holdings. The effectiveness of index put options as hedges against declines in the Fund's stock portfolio will be limited to the extent that the performance of the underlying index does not correlate with that of the Fund's holdings.
                                            See "Risks--Options Related Risk."

                                            RISKS OF SMALL-CAP AND MID-CAP COMPANIES. The Fund may invest substantially in companies whose market capitalization is considered small sized or "small-cap" as well as mid-cap companies. These companies often are newer or less established companies than larger companies. Investments in these companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small-cap and mid-cap

                                            companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, small-cap and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of these companies generally are less liquid than those of larger companies.
                                            This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like. See
                                            "Risks--Risks of Small-Cap and Mid-Cap Companies."

                                            FOREIGN INVESTMENT AND EMERGING MARKETS RISK. The Fund will invest in a portfolio of global common stocks and may invest up to 20% of its managed assets in securities issued by companies located in countries with emerging markets. Foreign (non-U.S.) investments may be subject to greater risk than U.S. investments for many reasons, including changes in currency exchange rates and unstable political, social and economic conditions, which may significantly disrupt the financial markets or interfere with the Fund's ability to enforce its rights against foreign government issuers. Foreign (non-U.S.) investments may also be subject to the risks of a lack of adequate or accurate company information, smaller, less liquid and more volatile securities markets, less secure foreign banks or securities depositories than those in the U.S. and foreign controls on investment and currency transfers. Because of less developed markets and economies, potentially leading to less liquidity and increased price volatility and, in some countries, less mature governments and governmental institutions, potentially leading to greater risks of expropriation, confiscatory taxation and national policies that may restrict the repatriation of cash or the Fund's investments in general. The risks of investing in foreign securities can be intensified in the case of investments in issuers located in countries with emerging markets. Investments in foreign issuers may also decrease the Fund's ability to borrow against its assets. See
                                            "Risks--Foreign Investment and Emerging Markets Risk."

                                            FOREIGN (NON-U.S.) CURRENCY RISK. The Fund's Common Shares are priced in U.S. dollars and the distributions paid by the Fund are paid in U.S.
                                            dollars. However, a significant portion of the Fund's assets may be denominated in foreign (non-U.S.) currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. The Fund is not required to hedge its foreign currency risk, although it may do so through foreign currency exchange contracts and other methods. Therefore, to the extent the Fund does not hedge its foreign currency risk,

                                            the value of the Fund's assets and income could be adversely affected by currency exchange rate movements. See "Risks--Foreign (non-U.S.)
                                            Currency Risk."

                                            DERIVATIVES RISK. In addition to writing covered call options and purchasing put options, the risks of which are described above, the
                                            Fund may invest in a variety of derivative instruments for hedging or risk management purposes. Derivatives can be illiquid, may disproportionately increase losses and have a potentially large negative impact on the Fund's performance. Derivative transactions, including options on securities and securities indices and other transactions in which the Fund may engage (such as futures contracts and options thereon, swaps and short sales), may subject the Fund to increased risk of principal loss due to unexpected movements in stock prices, changes in stock volatility levels and interest rates and imperfect correlations between the Fund's securities holdings and indices upon which derivative transactions are based. The Fund also will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. See "Risks--Derivatives Risk."

                                            INTEREST RATE RISK. The level of premiums from covered call option writing and the amounts available for distribution from the Fund's options activity may decrease in declining interest rate environments.
                                            The value of the Fund's common stock investments may also be influenced by changes in interest rates. When interest rates rise, the market value of such securities generally will fall. To the extent that the
                                            Fund invests in preferred stocks, the NAV and price of the Common
                                            Shares may decline if market interest rates rise. Interest rates are currently low relative to historic levels. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments.
                                            This may lock in a below market yield, increase the security's duration, and reduce the value of the security. This is known as extension risk. See "Risks--Interest Rate Risk."

                                            RESTRICTED AND ILLIQUID SECURITIES RISK. The Fund may invest up to 15%
                                            of its managed assets in restricted and illiquid securities. For this limit, a security is considered illiquid if it cannot be disposed of in seven days at approximately the price

                                            at which the Fund carries the security on its books. In the case of exchange-traded options or options written in the over-the-counter markets, an option will be considered illiquid by the Fund if it cannot be closed in seven days. The Fund may not be able to sell an illiquid security at a favorable time or price and thereby decrease the Fund's overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.
                                            The Fund's policy on liquidity of options varies from the position used by open-end funds in that the Fund relies on the ability to close an over-the-counter option on the market, whereas over-the-counter options and the securities on which they are written are generally treated as illiquid by open-end funds. As a result, the Fund may invest a greater portion of its assets in options traded over-the-counter than could an open-end fund. See "Risks--Restricted and Illiquid Securities Risk" and
                                            "Risks--Options Related Risk."

                                            DISTRIBUTION RISK. The monthly distributions holders of Common Shares
                                            ("Common Shareholders") will receive from the Fund will be based primarily on the level of net option premiums (covered call option premiums received minus put option premiums paid minus transaction costs) and the dividends received by the Fund. Net option premiums and dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short- and long-term. If stock prices or stock price volatility declines, the level of premiums from options writing and the amounts available for distribution from options activity will likely decrease as well. Premiums paid by the Fund to purchase put options and to close written covered call options will reduce amounts available for distribution from covered call option premiums received and proceeds of closing put options. Dividends on common stocks are not fixed but are declared at the discretion of the issuer's board of directors. There is no guarantee that the issuers of common stocks in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. There may be trends in corporate behavior, and corporations in general or in certain countries or sectors that may determine to pay lower or no dividends. Dividends on any preferred stocks in which the Fund may invest are not guaranteed, and certain issues of preferred stock held by the Fund may be called by the issuer.
                                            See "Risks--Distribution Risk."

                                            TAX RISK. The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. The ultimate tax
                                            characterization of the Fund's distributions made in a calendar year may not finally be determined until after the end of that calendar year. In addition, there is a possibility

                                            that the Fund may make total distributions during a calendar year in an amount that exceeds the Fund's net investment income and net realized capital gains for that calendar year. For example, because of the nature of the Fund's investments, the Fund may distribute net short-term capital gains early in the calendar year, but incur net short-term capital losses later in the year, thereby offsetting the short-term net capital gains for which distributions have already been made by the Fund. In such a situation, the amount by which the Fund's total distributions exceed net investment income and net realized capital gains would generally be treated as a tax-free return of capital up to the amount of the shareholder's tax basis in his Common
                                            Shares, with any amounts exceeding such basis treated as gain from the sale of his Common Shares. While a portion of the Fund's income distributions will qualify as tax-advantaged dividends, enabling individual investors who meet holding period and other requirements to receive the benefit of favorable tax treatment, there can be no assurance as to the percentage of the Fund's income distributions that will qualify as tax-advantaged dividends. In addition, the Fund's income distributions that qualify for favorable tax treatment may be affected by Internal Revenue Service ("IRS") interpretations of the
                                            Internal Revenue Code of 1986, as amended (the "Code"), and future changes in tax laws and regulations. See "Risks--Tax Risk" and "Tax
                                            Matters."

                                            PREFERRED STOCK RISK. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating,"
                                            which means that it may be entitled to a dividend exceeding the stated
                                            dividend in certain cases. The rights of preferred stock on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. See "Risks--Preferred Stock Risk."

                                            CONVERTIBLE SECURITIES RISK. Convertible securities are securities that may be converted either at a stated price or at a stated rate within a specified period of time into a specified number of shares of common stock. By investing in convertible

                                            securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks.

                                            The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline.
                                            Although under normal market conditions longer-term convertible debt securities have greater yields than do shorter-term convertible debt securities of similar quality, they are subject to greater price fluctuations.

                                            A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Fund because the Fund purchases such securities for their equity characteristics. See "Risks--Convertible
                                            Securities Risk."

                                            MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Although the
                                            Sub-Adviser has a wide range of experience in managing funds or accounts that utilize (1) the strategy of investing in a portfolio of global common stocks that have a history of attractive dividend yields and (2) strategies involving options, including the writing of covered calls on an account's portfolio securities, it does not have experience with funds or accounts in which these strategies are combined as described in this prospectus. While the Sub-Adviser has developed its approach through the testing of models in different market environments, investors bear the risk that the combination of strategies has not been tested in actual funds or accounts, and has not been utilized in various market cycles. See "Risks--Management Risk."

                                            LEVERAGE RISK. Although the Fund has no current intention to do so, the
                                            Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed. Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in distribution rates on any preferred shares issued by the Fund or fluctuations in borrowing costs may affect the return to Common Shareholders. To the extent the income derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund's distributions will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such proceeds is not sufficient to cover the cost of leverage, the amount available for distribution to
                                            Common Shareholders will be less than if leverage had not been used. In the latter case, ING Investments, in its best judgment, may nevertheless determine to maintain the Fund's leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by Common
                                            Shareholders and consequently would result in a reduction of the net asset value of Common Shares. In addition, the fee paid to ING
                                            Investments will be calculated on the basis of the Fund's average daily managed assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fees will be higher when leverage is utilized. In this regard, holders of preferred shares do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering. See
                                            "Risks--Leverage Risk."

                                            SECURITIES LENDING RISK. To seek to generate additional income, the
                                            Fund may lend portfolio securities in an amount equal to up to 33.3% of the Fund's managed assets. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially. In addition, there is the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, securities lending is subject to counter party risk. See "Risks--Securities
                                            Lending Risk."

                                            NON-DIVERSIFICATION STATUS. The Fund is classified as a
                                            "non-diversified" investment company under the 1940 Act. This means that it may invest more than 5% of the value of its assets in the obligations of any single issuer. If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the
                                            Fund may actually

                                            maintain a portfolio that is highly diversified with a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer. See "Risks--Non-Diversification Status."

                                            MARKET DISRUPTION AND GEO-POLITICAL RISK. The aftermath of the war with
                                            Iraq, the continuing occupation of Iraq, instability in the Middle East and terrorist attacks in the United States and around the world have had a substantial impact on the U.S. and world economies and securities markets. The nature, scope and duration of the war and the occupation cannot be predicted with any certainty. Terrorist attacks closed some of the U.S. securities markets in 2001, and similar events cannot be ruled out in the future. The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on
                                            U.S. and world economies and markets generally. These risks could also adversely affect individual issuers and securities markets, interest rates, secondary trading, ratings, investor psychology, credit risk, inflation and other factors relating to the Common Shares and the investments made by the Fund. See "Risks--Market Disruption and
                                            Geo-Political Risk."

                                            ANTI-TAKEOVER PROVISIONS. The Fund's Declaration of Trust, as amended
                                            (the "Declaration"), includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the holders of Common Shares of opportunities to sell their
                                            Common Shares at a premium over the then current market price of the
                                            Common Shares. See "Certain Provisions in the Declaration of Trust" and
                                            "Risks--Anti-Takeover Provisions."

                                            DIVIDEND RISK. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such stock. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. In such an event, the yield on the Fund's dividend yielding equity securities would be adversely affected. See "Risks--Dividend Risk" and "Risks--Equity Risk."

                                            TEMPORARY DEFENSIVE STRATEGIES RISK. When the Sub-Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve its investment objectives.

                            SUMMARY OF FUND EXPENSES

    The following table shows the Fund's expenses as a percentage of net assets attributable to Common Shares:


    SHAREHOLDER TRANSACTION EXPENSES
    Sales Load Paid by You (as a percentage of offering
  price)....................................................      4.50%
    Offering Expenses Borne by the Fund (as a percentage of
  offering price)(1)........................................      0.20%
    Dividend Reinvestment Plan Fees.........................      None(2)



                                                               PERCENTAGE OF
                                                                NET ASSETS
                                                              ATTRIBUTABLE TO
                                                               COMMON SHARES
                                                              ---------------
    ANNUAL EXPENSES
    Management Fees(3)......................................        1.05%
    Other Expenses(4).......................................        0.25%
    Administrator Fees......................................        0.10%
                                                                   -----
    Total Annual Expenses...................................        1.40%
                                                                   =====
         Fee and Expense Waiver (Years 1-5).................       (0.20)%
                                                                   -----
    Net Annual Expenses (Years 1-5).........................        1.20%


---------

(1) ING Investments has agreed to pay all organizational expenses and offering costs (other than the sales load) that exceed $0.04 per Common Share.


(2) You will be charged certain service charges and pay brokerage commissions if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account. See "Distributions."



(3) ING Investments is paid a fee of 1.05% of the Fund's managed assets. For the first five years of the Fund's existence, ING Investments will contractually waive 0.20% of the annual fee. Beginning in the sixth year, the fee waiver will decline each year by 0.05% until it is eliminated in the ninth year. Pursuant to its Administration Agreement with the Fund, ING Funds Services, LLC, the Fund's Administrator, is paid a fee of 0.10% of the Fund's managed assets.


(4) "Other Expenses" are based on estimated amounts of ordinary operating expenses for the current fiscal year.


    The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a shareholder, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" are based on estimated amounts for the Fund's first full year of operation and assumes that the Fund issues 3,000,000 Common Shares. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase. See "Management of the Fund."

    The following example illustrates the expenses (including the sales load of $45.00, and estimated expenses of this offering of $2.00) that you would pay on a $1,000 investment in Common Shares, assuming (1) total annual expenses of 1.40% of net assets attributable to Common Shares and (2) a 5% return.(1)



                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                --------   --------   --------   --------
Total Expenses(2)                                 $59        $83        $110       $194


    THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

---------

(1) The example assumes that the estimated "Other Expenses" set forth in the "Annual Expenses" fee table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.


(2) Assumes waiver of fees and expenses of 0.20% for the first five years of the Fund's operation. Beginning in the sixth year, assumes waiver will decline each year by 0.05% until it is eliminated in the ninth year and thereafter.


    The purpose of the above table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.

                                    THE FUND

    The Fund is a newly organized, non-diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Delaware statutory trust on April 1, 2004. As a newly organized entity, the Fund has no operating history and there has been no public trading of the Fund's Common Shares. The Fund's principal office is located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258, and its telephone number is (800) 992-0180.

                                USE OF PROCEEDS

    The net proceeds of the Offering of Common Shares will be approximately
$      ($       if the Underwriters exercise the over-allotment option in full)
after payment of the estimated organization and offering costs. ING Investments has agreed to pay all organizational expenses of the Fund and all offering costs (other than sales load) to the extent that such costs and expenses exceed $0.04 per Common Share.


    The Fund will invest the net proceeds of the Offering in accordance with the Fund's investment objectives and strategies described elsewhere in this prospectus. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds within a week after the completion of the Offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term or long-term securities issued by the U.S. government or its agencies or instrumentalities or in high quality, short-term money market instruments.

                             THE FUND'S INVESTMENTS

INVESTMENT OBJECTIVES AND STRATEGIES


    The Fund's primary investment objective is to provide a high level of income. Capital appreciation is the Fund's secondary investment objective. There can be no assurance that the Fund will achieve its investment objectives. The Fund's investment objectives are not fundamental policies of the Fund and may be changed without a vote of the shareholders. However, the Fund will provide shareholders with at least 60 days' prior written notice of any change in the Fund's investment objectives.



    The Fund seeks to achieve its investment objectives by investing at least 80% of its managed assets in a portfolio of common stocks of dividend paying companies located throughout the world, including the U.S. The Fund seeks to invest in a portfolio of global common stocks that have a history of attractive dividend yields and will utilize an integrated options writing strategy. The Fund will seek to balance its investment objectives by offering the potential for some protection against adverse changes in selected markets through the strategic use of buying put options on selected securities indices.



    Under normal market conditions, the Fund will invest in common stocks of companies located around the world, normally in at least 65 common stocks, seeking to reduce the Fund's exposure to individual stock risk. Securities held by the Fund may be denominated in both U.S. dollars and non-U.S. currencies. The Fund normally expects that its investments will be invested across a broad range of countries, industries and market sectors, including investments in issuers located in countries with emerging markets.



    The Fund's principal options activity will consist of writing (selling) covered call options on the common stocks held by the Fund. In addition, the Fund may purchase put options on the Standard and Poor's 500 Composite Stock Price Index ("S&P 500"), the Financial Times Stock Exchange 100 Index ("FTSE 100"), the Nikkei All Stock Index ("Nikkei"), the Dow Jones Euro Stoxx 50 (Price) Index ("EuroStoxx50") or any other broad-based global, regional or local securities indices for large, mid or small capitalization equities deemed suitable for protection against a substantial decline in the value of its portfolio securities. The Fund seeks to generate gains from covered call option writing and income from dividends on the common stocks held. The extent of covered call option writing activity will depend upon market conditions and the Sub-Adviser's ongoing assessment of the attractiveness of writing covered call options on the common stocks held in the Fund's portfolio. Covered call options will be written primarily in over-the-counter markets with major international banks, broker-dealers and financial institutions. Exchange listed option markets may also be used for common stocks listed in the U.S., European, Japanese or Asian markets.



    In addition to the intended strategies of selling covered call options on the Fund's common stock portfolio securities and buying put options on global, regional or local securities indices, the Fund may invest in other derivative instruments acquired for hedging and risk management purposes consistent with its investment objectives and strategies, provided that such derivative instruments are acquired to enable the Fund to protect against a decline in its assets or its ability to pay dividends. The Fund may enter into forward currency contracts or other derivatives to hedge currency risk. These investment techniques are not expected to be a primary strategy of the Fund.


PORTFOLIO CONTENT


    DIVIDEND YIELDING EQUITY SECURITIES. Under normal market conditions, the Fund will invest at least 80% of its managed assets in a portfolio of dividend yielding common stocks of companies located around the world, including the U.S. The Fund may invest up to 20% of its managed assets in securities issued by companies located in countries with emerging markets when the Sub-Adviser believes they present attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. dollars and non-U.S. currencies.

    The Sub-Adviser seeks to construct a portfolio of common stocks with a dividend yield that exceeds the dividend yield of the companies included in the MSCI World Index. The Fund may invest in a blend of mid-cap and large-cap stocks and may emphasize either mid-caps or large-caps from time to time. For these purposes, capitalization shall be determined with reference to the capitalization ranges and nomenclature commonly used in the country in which a company whose common stock is being considered is located.



    The Fund uses a quantitative screening process to assist in the selection of companies according to, among others, the following criteria: (1) an attractive dividend yield, the stability and growth of dividends; (2) market capitalization that is usually above $1 billion; (3) history of growth of the dividend over several years; (4) annual earnings growth over several years; and (5) expected liquidity. In the stock selection process, the Sub-Adviser expects to start its investment process with the approximately 50,000 stocks that make up the Total Wilshire Universe. The Total Wilshire Universe represents an approximation of every publicly traded security in the world. They will then seek to pare this number of securities down to approximately 3,000 common stocks using a market capitalization liquidity screen of greater than $1 billion. The Sub-Adviser expects to further reduce the number of potential common stocks to approximately 600 using a quantitative screen of the common stock's targeted dividend yield, currently at least 3.0%, and then reduce this number to approximately 150 common stocks using quantitative screening based on historical earnings and dividend growth. Once this screening has been done, the Sub-Adviser evaluates a number of fundamental factors including: earnings, capital structure, dividend coverage and credit ratings to further reduce the number of selected common stocks to approximately 65 to 90 names. The Sub-Adviser may from time to time select common stocks that do not meet all of these criteria. The Sub-Adviser combines fundamental analysis of each company with an allocation among industry sectors that is based both upon quantitative screening and fundamental industry analysis.



    The Sub-Adviser may sell dividend yielding common stocks in the Fund's portfolio for a variety of reasons, such as to secure gains, limit losses, re-deploy assets into opportunities it believes are more promising, to meet obligations arising out of the Fund's covered call writing program or when annualized dividend yield on the common stock falls below a targeted amount, currently 3% during a particular quarter.


    Dividend yielding common stocks represent an equity or ownership interest in a company. This ownership interest generally gives the Fund the right to vote on issues affecting the company's organization and operations. Such investments may be diversified over a cross-section of industries and individual companies.


    OPTIONS STRATEGY. In general, an option on a security is a contract that gives the holder of the option, in return for the premium paid, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or "strike" price. A call option whose strike price is above the current price of the underlying stock is called "out-of-the-money," a call option whose strike price is equal to the current price of the underlying stock is called "at-the-money" and a call option whose strike price is below the current price of the underlying stock is called "in-the-money." The writer of an option on a security has the obligation upon exercise of the option to either close out the position with a cash settlement or, in the case of a call option, deliver the underlying security upon payment of the exercise price, or, in the case of a put option, pay the exercise price upon delivery of the underlying security.



    Over-the-counter options may be closed out by cash settlement or physical delivery on the option exercise date (European-style) or on any date during the option term (American-style). In addition, the Fund may effectively offset the purchase or sale of an over-the-counter option by the purchase or sale of an option with substantially identical but offsetting terms. If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (i.e., type, underlying security, exercise price or expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.



    The Fund may sell put options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put option when purchased. The Fund will realize a capital gain from a closing purchase transaction if the cost of closing the option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. In most cases, net gains from the Fund's option strategy will be short-term capital gains that, for federal income tax purposes, will constitute net investment company taxable income. See "Tax Matters."



    The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the actual or perceived volatility of the underlying security and the time remaining until the expiration date. The premium paid for an option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as an asset and equivalent liability. The Fund then adjusts over time the asset or liability to the market value of the option. Options that are traded over-the-counter will be valued using one of three methods: 1) dealer quotes, 2) industry models with objective inputs, or 3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as "Black Scholes." Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.


    The transaction costs of buying and selling options consist primarily of commissions (which are imposed in opening, closing, exercise and assignment transactions), but may also include margin and interest costs in particular transactions. The impact of transaction costs on the profitability of a transaction may often be greater for options transactions than for transactions in the underlying securities because these costs are often greater in relation to options premiums than in relation to the prices of underlying securities. Transaction costs may be especially significant in option strategies calling for multiple purchases and sales of options, such as spreads or straddles. Transaction costs may be different for transactions effected in foreign markets than for transactions effected in U.S. markets. Transaction costs associated with the Fund's options strategy will vary depending on market circumstances and other factors.


    COVERED CALL OPTIONS WRITING. The Fund will follow a principal options strategy known as "covered call option writing," which is a strategy designed to generate gains and offset a portion of a potential market decline in the underlying common stock. The Fund's covered call option writing program will seek to achieve a high level of net option premiums (covered call option premiums received minus put option premiums paid minus transaction costs), while maintaining the potential for some capital appreciation in each common stock on which options are written. The Fund will only write (sell) options on common stocks held in the Fund's portfolio, i.e., covered calls. The Fund may not sell "naked" call options, i.e., options representing more shares of the stock than are held in the portfolio. The Fund also does not intend to purchase call options as an investment.



    The Fund expects initially to write over-the-counter covered call options on individual common stocks held in the Fund's portfolio, primarily with shorter maturities (typically ten days to three months until expiration). When an option-writing program is established for a particular common stock, covered call options may be written on a significant portion of the total common stock position. As the seller of a covered call option, the Fund receives cash (the premium) from the purchaser. The purchaser of the covered call option has the right to any appreciation in the value of the security on which the covered call option is written over a fixed price (the exercise price) on a certain date, or range of dates, in the future (the expiration date). The Fund may sell covered call options "near-to-the-money" (i.e., the exercise price generally will be within a close range above or below the current level of the cash value of the security) or "at-the-money" (i.e., the exercise price generally will be equal to the current level of the cash value of the security). In this event, the Fund, in effect, sells the potential appreciation in the value of the security in exchange for the premium. If, at expiration, the purchaser exercises a covered call option sold by the Fund, the Fund will pay the purchaser the difference between the cash value of the security and the exercise price of the option. The premium, the exercise price and the market value of the security determine the gain or loss realized by the Fund as the seller of the index call option. Under normal market conditions, between 60% to 100% of the companies held within the Fund will be included in the Fund's covered call strategy. The percentage of each underlying common stock holding to be used in the covered call strategy will be determined based on the Sub-Adviser's opinion of the outlook of the common stock, the common stock's market opportunities and the common stock's option price volatilities.



    If the value of a common stock on which the Fund has written a covered call option increases significantly, the Fund may look to buy back the covered call options written or close out the covered call option for cash settlement and then re-establish a new covered call option position in the security by writing new at-the-money or near-to-the-money covered call options at higher exercise prices. If a common stock's price declines, the Fund may let the covered call option expire or buy back the covered call options written and sell new covered call options at lower exercise prices on that common stock. The Fund may seek to execute option rolls (as just described above) such that the premium received from writing new covered call options exceeds the amounts paid to close the positions being replaced. In this event, if the price of a security against which a covered call option has been written has risen, the covered call option roll would be written on a larger portion of the Fund's holding in that security. The Fund may also write covered call options with different characteristics and managed differently than described in this paragraph.



    The following is a conceptual example of a covered-call transaction, making the following assumptions: (i) a common stock currently trading at $40.00 per share; (ii) a six-month call option is written with a strike price of $42.00 (i.e., 5.00% higher than the current market price) and (iii) the writer receives $1.60 (or 4.00%) of the common stock's value as premium income. This example is not meant to represent the performance of any actual common stock, option contract or the Fund itself. Under this scenario, before giving effect to any change in the price of the stock, the covered-call writer receives the premium, representing 4.00% of the common stock's value, regardless of the stock's performance over the six-month period until option expiration. If the stock remains unchanged, the option will expire, and there would be a 4.00% return for the six-month period. If the stock were to decline in price by 4.00%, the strategy would "break-even," thus offering no gain or loss. If the stock were to climb to a price of $42.00 or above, the option would be exercised, and the stock would return 5.00% coupled with the option premium of 4.00% for a total return of 9.00%. Under this scenario, the investor would not benefit from any appreciation of the stock above $42.00 and thus would be limited to a 9.00% total return. The premium income from writing the call option serves to offset some of the unrealized loss on the stock in the event that the price of the stock declines, but if the stock were to decline more than 4.00% under this scenario, the investor's downside protection is eliminated, and the stock could eventually become worthless.



    PUT OPTIONS. The Fund will purchase put options on indices with a portion of the premiums received by the Fund from the sale of covered call options. The Fund will generally invest in

"out-of-the-money" put options that expire in 20 to 125 trading days. As the purchaser of a put option on an index, the Fund, in exchange for a premium, has the right to receive a cash payment from the seller of the option in the event the value of the relevant market index or security is below the exercise price of the put option upon its expiration. The Fund will purchase put options to attempt to protect the Fund from a significant market decline over a short period of time. However, if the Fund purchases put options that are "out-of-the-money," the Fund will not be fully covered against any market decline. A put option is out-of-the-money when its exercise price is less than the cash value of the relevant market index or security. The Fund would ordinarily realize a gain if (i) at the end of the option period, the value of the relevant market index or security decreased below the exercise price of the put option sufficiently to more than cover the premium and transaction costs or
(ii) the Fund sells the put option prior to its expiration at a price that is higher than its cost.



    The Fund may purchase put options on the S&P 500 Index, the FTSE 100 Index, the Nikkei Index, the EuroStoxx50 Index or any other broad-based global, regional or local securities indices for large, mid or small capitalization equities deemed suitable for protection against a substantial decline in the value of its portfolio securities.


OTHER INVESTMENT POLICIES


    In addition to its primary investment policies, the Fund may engage in the following investment practices to a limited extent. The Fund may invest in the aggregate up to 20% of its managed assets in all investments described below. See "Additional Investment Policies and Restrictions" in the SAI for more information regarding the Fund's investment restrictions.



    PREFERRED STOCKS. Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock. Although they are equity securities, preferred stocks have certain characteristics of both debt and common stock. They are debt-like in that their promised income is contractually fixed. They are common stock-like in that they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Furthermore, they have many of the key characteristics of equity due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. The Fund will only invest in preferred stocks that are rated investment grade at the time of investment or, if unrated, determined by the Sub-Adviser to be of comparable quality. Standard & Poor's Ratings Group and Fitch Ratings consider securities rated BBB- and above to be investment grade and Moody's Investors Service, Inc. considers securities rated Baa3 and above to be investment grade.



    WARRANTS. The Fund may invest in equity and index warrants of domestic and international issuers. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. The sale of a warrant results in a long- or short-term capital gain or loss depending on the period for which a warrant is held.



    CONVERTIBLE SECURITIES. Convertible securities are debt securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both debt securities and equity securities. The Fund may invest in preferred stocks and fixed-income obligations that are convertible into common stocks of domestic and foreign issuers, and bonds issued as a unit with warrants. Convertible securities generally enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities often provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds, and, in addition, fluctuates in relation to changes in the price of the underlying common stock.



    SHORT SALES. The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale "against-the-box"). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. The Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.


    The ability to use short sales against-the-box as a tax-efficient management technique with respect to holdings of appreciated securities is limited to circumstances in which the hedging transaction is closed out not later than thirty days after the end of the Fund's taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed. Not meeting these requirements would trigger the recognition of gain on the underlying appreciated securities position under the federal tax laws applicable to constructive sales.


    TEMPORARY INVESTMENTS. The Fund may invest in cash equivalents or highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations. During unusual market circumstances, the Fund may temporarily invest a substantial portion of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objectives. In moving to a substantial temporary investments position and in transitioning from such a position back into full conformity with the Fund's normal investment objectives and policies, the Fund may incur transaction costs that would not be incurred if the Fund had remained fully invested in accordance with such normal policies. The transition to and back from a substantial temporary investments position may also result in the Fund having to sell common stocks and/or close out options positions and then later purchase common stocks and open new options positions in circumstances that might not otherwise be optimal.



    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the return on a comparable security when the transaction is consummated may vary from the return on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment or when-issued transactions will not be entered into for the purpose of investment leverage.

    ILLIQUID SECURITIES. The Fund may invest up to 15% of its managed assets in restricted and illiquid securities. For this limit, a security is considered illiquid if it cannot be disposed of in seven days at approximately the price at which the Fund carries the security on its books. In the case of exchange-traded options or options written in the over-the-counter markets, an option will be considered illiquid by the Fund if it cannot be closed in seven days. Illiquid securities may also include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the Adviser pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities. Restricted securities are typically valued at prices lower than the unrestricted securities of the same issuer.



    It may be difficult to sell illiquid securities at a price representing their fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time or price when such sale would otherwise be desirable. The Fund's policy on liquidity of options varies from the position used by open-end funds in that the Fund relies on the ability to close an over-the-counter option on the market, whereas over-the-counter options and the securities on which they are written are generally treated as illiquid by open-end funds. As a result, the Fund may invest a greater portion of its assets in options traded over-the-counter than could an open-end fund.



    OTHER DERIVATIVE INSTRUMENTS. In addition to the intended strategies of selling covered call options on individual common stocks and buying put options on global, regional or local securities indices, the Fund may invest in other derivative instruments acquired for hedging and risk management purposes, provided that such derivative instruments are acquired to enable the Fund to protect against a decline in its assets or its ability to pay dividends. Derivatives can be illiquid, may disproportionately increase losses and have a potentially large negative impact on the Fund's performance. The Fund may enter into forward currency contracts or other derivatives to hedge currency risk. These investment techniques are not expected to be a primary strategy of the Fund.



    SECURITIES LENDING. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the Sub-Adviser to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justifies the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the Adviser on an ongoing basis. The Fund will not lend portfolio securities subject to a written American style covered call option contract. The Fund may lend portfolio securities subject to a written European style covered call option contract as long as the lending period is less than or equal to the term of the covered call option contract.



    BORROWINGS. The Fund may borrow money to the extent permitted under the 1940 Act as interpreted, modified or otherwise permitted by the regulatory authority having jurisdiction. Although there is no current intention to do so, the Fund may in the future from time to time borrow money to add leverage to the portfolio. The Fund may also borrow money for temporary administrative purposes.



    OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its managed assets in securities of other open- or closed-end investment companies, including exchange-traded funds ("ETFs") that invest primarily in securities of the types in which the Fund may invest directly. In addition, the Fund may invest a portion of its managed assets in pooled investment vehicles (other than investment companies) that invest primarily in securities of the types in which the Fund may invest directly. The Fund generally expects that it may invest in other investment companies and/or pooled investment vehicles either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the Offering, or during periods when there is a shortage of attractive securities of the types in which the Fund may invest in directly available in the market. As an investor in an investment company, the Fund will bear its pro rata share of that investment company's expenses and would remain subject to payment of that investment company's advisory and administrative fees with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Sub-Adviser will take expenses into account when evaluating the investment merits of an investment in the investment company relative to available securities of the types in which the Fund may invest directly. In addition, the securities of other investment companies may be leveraged and therefore will be subject to the same leverage risks described herein.



    SHORT-TERM/LONG-TERM DEBT SECURITIES; DEFENSIVE POSITION; INVEST-UP
PERIOD. During temporary defensive periods or in order to keep the Fund's cash fully invested, including the period during which the net proceeds of the Offering are being invested, the Fund may deviate from its investment objectives and invest all or any portion of its assets in investment grade debt securities, including obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. In such a case, the Fund may not pursue or achieve its investment objectives. In addition, upon the Sub-Adviser's recommendation that a change would be in the best interests of the Fund and upon concurrence by ING Investments, and subject to approval by the Board of Trustees of the Fund, the Sub-Adviser may deviate from its investment guidelines discussed herein.



    PORTFOLIO TURNOVER. The Fund will buy and sell securities to seek to accomplish its investment objectives. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions and other transaction costs on the purchase and sale of securities and reinvestment in other securities. Higher portfolio turnover may decrease the after-tax return to Common Shareholders to the extent it results in a decrease of the long-term capital gains portion of distributions to Common Shareholders. Although the Fund cannot accurately predict its portfolio turnover rate, under normal market conditions it expects to maintain relatively low core turnover of its stock portfolio, not considering purchases and sales of common stocks and options in connection with the Fund's options program. On an overall basis, the Fund's annual turnover rate may exceed 100%. A high turnover rate (100% or more) necessarily involves greater trading costs to the Fund and may result in greater realization of taxable capital gains.

                                     RISKS


    Risk is inherent in all investing. The following discussion summarizes some of the risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see "Additional Investment Policies and Restrictions" in the SAI.


NO PRIOR HISTORY


    The Fund is a newly organized, non-diversified, closed-end management investment company with no history of operations or public trading of its Common Shares.


MARKET DISCOUNT RISK


    Shares of closed-end management investment companies frequently trade at a discount from their net asset value, and the Fund's Common Shares may likewise trade at a discount from net asset value. The trading price of the Fund's Common Shares may be less than the public offering price. The returns earned by holders of Common Shares who purchased their Common Shares in this offering and sell their Common Shares below net asset value will be reduced.


INVESTMENT AND MARKET RISK


    An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of all or a portion of the amount invested. An investment in the Fund's Common Shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. In addition, by writing (selling) covered call options on the common stocks held in the Fund's portfolio, the capital appreciation potential of such securities will be limited to the difference between the exercise price of the covered call options written and the purchase price of the equity security underlying such options. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account any reinvestment of distributions. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries.


ISSUER RISK


    The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as changes in the financial condition of the issuer, management performance, financial leverage and reduced demand for the issuer's goods and services. The amount of dividends paid may decline for reasons that relate to an issuer, such as changes in an issuer's financial condition or a decision by the issuer to pay a lower dividend.


EQUITY RISK


    The NAV of the Fund's Common Shares will change as the prices of its portfolio investments go up or down. Equity securities face market, issuer and other risks, and their prices may go up or down, sometimes rapidly and unpredictably.



    The Fund will invest primarily in common stocks of large-cap and mid-cap companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in companies that may be considered small by U.S. standards, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and may be dependent on a few key managers. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Although common stocks historically have generated higher average returns than fixed-income securities, common stocks also have experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks held by the Fund or to which it has exposure.


OPTIONS RELATED RISK


    There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to use covered call options and put options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the covered call option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline. The writer of an "American-style" option has no control over when during the exercise period of the option it may be required to fulfill its obligation as a writer of the option. This does not apply for "European-style" options, which may only be exercised at termination. Once an option writer has received an exercise notice for an American-style option, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must either close out the position with a cash settlement or deliver the underlying security at the exercise price. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Fund can realize above the exercise price of an option on a common stock, or may cause the Fund to hold a security that it might otherwise sell.



    The Fund's ability to terminate over-the-counter options may be more limited than with exchange-traded options and may involve the risk that banks, broker-dealers or other financial institutions participating in such transactions will not fulfill their obligations. If the Fund were unable to close out a covered call option that it had written on a common stock, it would not be able to sell the underlying common stock unless the option expired without exercise. The value of options may also be adversely affected if the market for such options becomes less liquid or smaller. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position either, in the case of a covered call option written, by buying the option, or, in the case of a purchased put option, by selling the option. Although the Fund intends to primarily write covered call options that are traded over-the-counter, the Fund may write exchange-traded options. Exchange-traded options may also be illiquid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading on an exchange were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    The hours of trading for listed or over-the-counter options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets. Call options are marked to market daily at 4:00 p.m. Eastern time, and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, changes in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, mergers or other extraordinary distributions or events. A reduction in the exercise price of an option may reduce the Fund's capital appreciation potential on the underlying security.



    When the Fund purchases put options, the Fund will be subject to additional risks. A put option acquired by the Fund and not sold prior to expiration will expire worthless if the price of the stock or index at expiration exceeds the exercise price of the option, thereby causing the Fund to lose its entire investment in the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. If the Fund were unable to close out an option that it had purchased, it would have to exercise the option in order to realize any profit or the option may expire worthless. Stock market indices on which the Fund may purchase options positions likely will not mirror the Fund's actual portfolio holdings. The effectiveness of index put options as hedges against declines in the Fund's stock portfolio will be limited to the extent that the performance of the underlying index does not correlate with that of the Fund's holdings.


RISKS OF SMALL-CAP AND MID-CAP COMPANIES


    The Fund may invest substantially in companies whose market capitalization is considered small sized or "small-cap" as well as mid-cap companies. These companies often are newer or less established companies than larger companies. Investments in these companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small-cap and mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, small-cap and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of these companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.


FOREIGN INVESTMENT AND EMERGING MARKETS RISK


    The Fund will invest in a portfolio of global common stocks and may invest up to 20% of its managed assets in securities issued by companies located in countries with emerging markets. Foreign (non-U.S.) investments may be subject to greater risk than U.S. investments for many reasons, including changes in currency exchange rates and unstable political, social and economic conditions, which may significantly disrupt the financial markets or interfere with the Fund's ability to enforce its rights against foreign government issuers. Foreign (non-U.S.) investments may also be subject to the risks of a lack of adequate or accurate company information, smaller, less liquid and more volatile securities markets, less secure foreign banks or securities depositories than those in the U.S. and foreign controls on investment and currency transfers. Because of less developed markets and economies, potentially leading to less liquidity and increased price volatility and, in some countries, less mature governments and governmental institutions, potentially leading to greater risks of expropriation, confiscatory taxation and national policies that may restrict the repatriation of cash or the Fund's investments in general. The risks of investing in foreign securities can be intensified in the case of investments in issuers located in countries with emerging markets. Investments in foreign issuers may also decrease the Fund's ability to borrow against its assets.



FOREIGN (NON-U.S.) CURRENCY RISK



    The Fund's Common Shares are priced in U.S. dollars and the distributions paid by the Fund are paid in U.S. dollars. However, a significant portion of the Fund's assets may be denominated in foreign (non-U.S.) currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. The Fund is not required to hedge its foreign currency risk, although it may do so through foreign currency exchange contracts and other methods. Therefore, to the extent the Fund does not hedge its foreign currency risk, the value of the Fund's assets and income could be adversely affected by currency exchange rate movements.


DERIVATIVES RISK


    In addition to writing covered call options and purchasing put options, the risks of which are described above, the Fund may invest in a variety of derivative instruments for hedging or risk management purposes. Derivatives can be illiquid, may disproportionately increase losses and have a potentially large negative impact on the Fund's performance. Derivative transactions, including options on securities and securities indices and other transactions in which the Fund may engage (such as futures contracts and options thereon, swaps and short sales), may subject the Fund to increased risk of principal loss due to unexpected movements in stock prices, changes in stock volatility levels and interest rates and imperfect correlations between the Fund's securities holdings and indices upon which derivative transactions are based. The Fund also will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.


INTEREST RATE RISK


    The level of premiums from covered call option writing and the amounts available for distribution from the Fund's options activity may decrease in declining interest rate environments. The value of the Fund's common stock investments may also be influenced by changes in interest rates. When interest rates rise, the market value of such securities generally will fall. To the extent that the Fund invests in preferred stocks, the NAV and price of the Common Shares may decline if market interest rates rise. Interest rates are currently low relative to historic levels. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security's duration, and reduce the value of the security. This is known as extension risk.


RESTRICTED AND ILLIQUID SECURITIES RISK


    The Fund may invest up to 15% of its managed assets in restricted and illiquid securities. For this limit, a security is considered illiquid if it cannot be disposed of in seven days at approximately the price at which the Fund carries on its books. In the case of exchange-traded options or options written in the over-the-counter markets, an option will be considered illiquid by the Fund if it cannot be closed in seven days. The Fund may not be able to sell an illiquid security at a favorable time or price and thereby decrease the Fund's overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition. The Fund's policy on liquidity of options varies from the position used by open-end funds in that the Fund relies on the ability to close an over-the-counter option on the market, whereas over-the-counter options and the securities on which they are written are generally treated as illiquid by open-end funds. As a result, the Fund may invest a greater portion of its assets in options traded over-the-counter than could an open-end fund.


DISTRIBUTION RISK


    The monthly distributions Common Shareholders will receive from the Fund will be based primarily on the level of net option premiums (covered call option premiums received minus put option premiums paid minus transaction costs) and the dividends received by the Fund. Net option premiums and dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short- and long-term. If stock prices or stock price volatility declines, the level of premiums from options writing and the amounts available for distribution from options activity will likely decrease as well. Premiums paid by the Fund to purchase put options and to close written covered call options will reduce amounts available for distribution from covered call option premiums received and proceeds of closing put options. Dividends on common stocks are not fixed but are declared at the discretion of the issuer's board of directors. There is no guarantee that the issuers of common stocks in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. There may be trends in corporate behavior, and corporations in general or in certain countries or sectors that may determine to pay lower or no dividends. Dividends on any preferred stocks in which the Fund may invest are not guaranteed, and certain issues of preferred stock held by the Fund may be called by the issuer.



TAX RISK



    The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. The ultimate tax characterization of the Fund's distributions made in a calendar year may not finally be determined until after the end of that calendar year. In addition, there is a possibility that the Fund may make total distributions during a calendar year in an amount that exceeds the Fund's net investment income and net realized capital gains for that calendar year. For example, because of the nature of the Fund's investments, the Fund may distribute net short-term capital gains early in the calendar year, but incur net short-term capital losses later in the year, thereby offsetting the short-term net capital gains for which distributions have already been made by the Fund. In such a situation, the amount by which the Fund's total distributions exceed net investment income and net realized capital gains would generally be treated as a tax-free return of capital up to the amount of the shareholder's tax basis in his Common Shares, with any amounts exceeding such basis treated as gain from the sale of his Common Shares. While a portion of the Fund's income distributions will qualify as tax-advantaged dividends, enabling individual investors who meet holding period and other requirements to receive the benefit of favorable tax treatment, there can be no assurance as to the percentage of the Fund's income distributions that will qualify as tax-advantaged dividends. In addition, the Fund's income distributions that qualify for favorable tax treatment may be affected by IRS interpretations of the Code, and future changes in tax laws and regulations. See "Tax Matters."



PREFERRED STOCK RISK



    Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.



CONVERTIBLE SECURITIES RISK



    Convertible securities are securities that may be converted either at a stated price or at a stated rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks.



    The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer-term convertible debt securities have greater yields than do shorter-term convertible debt securities of similar quality, they are subject to greater price fluctuations.



    A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Fund because the Fund purchases such securities for their equity characteristics.


MANAGEMENT RISK


    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Although the Sub-Adviser has a wide range of experience in managing funds or accounts that utilize (1) the strategy of investing in a portfolio of global common stocks that have a history of attractive dividend yields and
(2) strategies involving options, including the writing of covered calls on an account's portfolio securities, it does not have experience with funds or accounts in which these strategies are combined as described in this prospectus. While the Sub-Adviser has developed its approach through the testing of models in different market environments, investors bear the risk that the combination of strategies has not been tested in actual funds or accounts, and has not been utilized in various market cycles.


LEVERAGE RISK


    Although the Fund has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed.

Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in distribution rates on any preferred shares issued by the Fund or fluctuations in borrowing costs may affect the return to Common Shareholders. To the extent the income derived from securities purchased with proceeds received from leverage exceeds the cost of leverage, the Fund's distributions will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such proceeds is not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, ING Investments, in its best judgment, may nevertheless determine to maintain the Fund's leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by Common Shareholders and consequently would result in a reduction of the net asset value of Common Shares. In addition, the fee paid to ING Investments will be calculated on the basis of the Fund's average daily managed assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fees will be higher when leverage is utilized. In this regard, holders of preferred shares do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering.



SECURITIES LENDING RISK



    To seek to generate additional income, the Fund may lend portfolio securities in an amount equal to up to 33.3% of the Fund's managed assets. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially. In addition, there is the risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, securities lending is subject to counter party risk.


NON-DIVERSIFICATION STATUS


    The Fund is classified as a "non-diversified" investment company under the 1940 Act. This means that it may invest more than 5% of the value of its assets in the obligations of any single issuer. If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is highly diversified with a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.


MARKET DISRUPTION AND GEO-POLITICAL RISK


    The aftermath of the war with Iraq, the continuing occupation of Iraq, instability in the Middle East and terrorist attacks in the United States and around the world have had a substantial impact on the U.S. and world economies and securities markets. The nature, scope and duration of the war and the occupation cannot be predicted with any certainty. Terrorist attacks closed some of the U.S. securities markets in 2001, and similar events cannot be ruled out in the future. The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. These risks could also adversely affect individual issuers and securities markets, interest rates, secondary trading, ratings, investor psychology, credit risk, inflation and other factors relating to the Common Shares and the investments made by the Fund.

ANTI-TAKEOVER PROVISIONS



    The Fund's Declaration of Trust, as amended, includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust."



DIVIDEND RISK



    Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such stock. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. In such an event, the yield on the Fund's dividend yielding equity securities would be adversely affected.


TEMPORARY DEFENSIVE STRATEGIES RISK


    When the Sub-Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve its investment objectives.

                             MANAGEMENT OF THE FUND


    The business and affairs of the Fund, including supervision of the duties performed by the Fund's Adviser and Sub-Adviser are managed under the direction of its Board of Trustees. The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management Of The Fund" in the Statement of Additional Information.



INVESTMENT ADVISERS


    ING Investments, an Arizona limited liability company, serves as the investment adviser to the Fund and has overall responsibility for the management of the Fund under the general supervision of the Fund's Board of Trustees. ING Investment's principal business address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

    The Fund and ING Investments have entered into an Investment Management Agreement that requires ING Investments to provide investment advisory and portfolio management services for the Fund. The agreement with ING Investments may be cancelled by the Board of Trustees upon 60 days' written notice. Under the agreement, ING Investments bears its expenses of providing the services described above in exchange for an annual fee.


    For its services including supervising the Sub-Adviser, ING Investments will receive an annual fee, payable monthly, in an amount equal to 1.05% of the Fund's managed assets. For the first five years of the Fund's existence, ING Investments will contractually waive 0.20% of the annual fee. Beginning in the sixth year, the fee waiver will decline each year by 0.05% until it is eliminated in the ninth year.



    ING Investments is registered as an investment adviser with the SEC. ING Investments began investment management in 1995, and serves as an investment adviser to registered investment companies as well as structured finance vehicles. As of January 31, 2005, ING Investments had assets under management of over $34 billion. ING Investments is an indirect, wholly owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.



    ING Investments has engaged IIMA as the Sub-Adviser to the Fund. IIMA is a Netherlands corporation organized in 1896 and became an investment advisory company in 1991. It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, The Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA has no employees other than its board members; instead it makes use of the staff members of an organizational business unit within ING Groep named ING Investment Management Europe ("IIM Europe"). IIM Europe is not a legal entity. The staff of IIM Europe are employed by a subsidiary of ING Groep named ING Personeel VOF. IIM Europe has management expertise in equity, derivatives, fixed income and asset allocation categories. IIM Europe employs approximately 194 investment professionals and research analysts located in Europe. IIMA is an indirect, wholly-owned subsidiary of the ING Groep and is under common control with ING Investments. For its services, IIMA will receive a sub-advisory fee from ING Investments. No advisory fee will be paid by the Fund directly to IIMA.



    IIM Europe is active in global equity dividend investing and investing in global option markets. IIM Europe has access to internal global research provided by more than 30 research analysts, traders and investment professionals. In managing the Fund's investments, IIMA will rely on two IIM Europe investment teams--the ING Global Equity Dividend Team and the ING Structured Products Team. The teams will work jointly to manage the Fund's investments. Each team brings unique strengths and expertise in managing the Fund. The ING Global Equity Dividend Team is comprised of three portfolio managers, drawing on 30 investment professionals in sector, regional and quantitative teams. The ING

Structured Products Team is made up of seven members including investment management personnel, investment research personnel and financial engineering personnel.



    IIM Europe also has extensive experience in managing mutual funds in international markets. As of January 31, 2005, IIM Europe manages over
$5.4 billion in high dividend equity strategies for mutual funds and institutional investors. Of this amount, over $2.2 billion is managed by the ING Global Equity Dividend Team in a global equity dividend strategy comparable to the approach to be used by the Fund. As of January 31, 2005, the ING Structured Products Team has over $1.3 billion under management in "structured products" funds in which they generally seek to preserve capital and employ options on equity indices and other equity derivatives as a component of their investment strategy.



    IIMA is a non-resident investment adviser with all of its assets located outside of the U.S. Investors will be able to effect service of process on IIMA by serving Gerald Lins, General Counsel, ING Investment Management Co., 230 Park Avenue, New York, NY 10169. Investors will be able to enforce, in U.S. courts, judgments against IIMA obtained in such courts that are predicated upon the civil liability provisions of U.S. federal securities laws. Courts in The Netherlands have discretionary power to attach such weight to foreign judgments as they deem fit in the absence of a Treaty or an Act regarding judgments rendered by foreign courts. No such Treaty or Act exists as regards to judgments rendered by a court in the U.S.


    Under the terms of the sub-advisory agreement with IIMA, the agreement may be terminated by either ING Investments or the Board of Trustees on 60 days' written notice. In the event the sub-advisory agreement is terminated, IIMA may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.


    ING Investments will be responsible for determining the Fund's overall investment strategy and for overseeing IIMA. IIMA will be responsible for investing the Fund's managed assets.



INVESTMENT MANAGEMENT TEAMS



    Set forth below is information regarding the members of the Fund's global investment management teams that are primarily responsible for the day-to-day management of the Fund's portfolio. The teams consist of senior investment managers of the IIM Europe organizational business unit with a variety of specializations. It is expected that each investment management team member listed below will play a role in the management of the Fund's portfolio from the inception of the Fund under the leadership of Jorik van den Bos and Leonard Stehouwer.



ING GLOBAL EQUITY DIVIDEND TEAM



    JORIK VAN DEN BOS. Mr. van den Bos is Director of Special Equity Products and Senior Investment Manager for IIM Europe. He joined IIM Europe in 1997.
Mr. van den Bos is responsible for the so-called non-mainstream investments and the ING Global Equity Dividend Strategy. From 1997 to 2001, Mr. van den Bos was responsible for third party equity investments in Dutch equity securities and for the ING Global Equity Dividend Strategy. Prior to joining IIM Europe,
Mr. van den Bos worked as a portfolio manager at ABN Amro Asset Management where he was responsible for Dutch Equity securities. Mr. van den Bos studied business econometrics at the Erasmus University in Rotterdam where he acquired his Master's degree, specializing in asset liability management for pension funds.



    JOOST DE GRAAF. Mr. de Graaf is Senior Investment Manager of Equity Securities in the ING Global Equity Dividend team for IIM Europe. Mr. de Graaf joined IIM Europe in 1999. Prior to joining the ING Global Equity Dividend team, Mr. de Graaf helped set up the Investment Services department as Senior Account Manager. Mr. de Graaf started his career at IIM Europe as a Portfolio

Manager in the Mutual Fund Department. Mr. de Graaf was awarded a Master's degree in industrial engineering and management from the University of Twente in Enschede in 1999. Mr. de Graaf is also a CFA charter holder.


    JORIS FRANSSEN. Mr. Franssen is Senior Investment Manager of Equity Securities for IIM Europe since 2001 and is the investment manager for the ING Global Equity Dividend Strategy. In this position, Mr. Franssen is responsible for development and definition of the investment strategy for the ING Global Equity Dividend Strategy. Previously, Mr. Franssen was part of the ING's Dutch Equity team, where he was also responsible for the ING Global Equity Dividend Strategy. Mr. Franssen started his career in 1998 as a portfolio manager advising Dutch institutional clients. Mr. Franssen acquired his Master's degree in economics from Erasmus University in Rotterdam in 1998, specializing in monetary economics and risk management. Mr. Franssen is a registered financial analyst (CEFA by the European Financial Analysts Association).


ING STRUCTURED PRODUCTS TEAM



    LEONARD STEHOUWER. Mr. Stehouwer is currently Head of Investment Managers of Structured Products and joined IIM Europe in October 2000. Within the team he is responsible for managing a range of Structured Products and the execution of transactions in the derivatives portfolios. Before joining the Structured Products Team, Mr. Stehouwer had already been working with IIM Europe for a year as Senior Portfolio Manager with the Regional Management Europe department, where he was responsible for maintaining contacts with IIM Europe foreign offices, supporting local investment managers with investment related problems and monitoring locally managed investment portfolios. Prior to this he had been working with ING Group for more than six years. From 1995 through 1999 he was (Senior) Cash Manager with ING Lease, where he was responsible for managing the mismatch position of ING Lease Holding, and also Secretary of the Asset and Liability Committee. After that he was Account Manager with ING Barings for over a year, responsible for maintaining relations with ING Barings clients, advising them on foreign exchange and money markets ("FX/MM"), and executing trades on FX/MM. Mr. Stehouwer obtained a degree in economics, with an emphasis on business economics, from the Erasmus University Rotterdam in 1993. In 2000 he obtained his RBA degree (registered investment analyst).


    FRANK VAN ETTEN. Mr. Van Etten is currently an Investment Manager of Structured Products and joined IIM Europe in 2002. In this capacity he is responsible for managing a range of structured products and the execution of transactions in the derivatives portfolios. Furthermore Mr. Van Etten also carries out research in structured products development and option strategies and markets. Mr. Van Etten obtained his Master's degree in econometrics from Tilburg University in 2003, specializing in quantitative finance.

    WILLEM VAN DOMMELEN. Mr. Van Dommelen is currently an Investment Manager of Structured Products and joined IIM Europe in 2002. In this capacity he is responsible for managing a range of structured products and the execution of transactions in the derivatives portfolios. Mr. Van Dommelen started his career as Portfolio Manager Institutional Clients, where he was responsible for the client servicing of around 80 institutional clients of IIM Europe. Mr. Van Dommelen obtained his Master's degree in economics from Tilburg University in 2002, specializing in accountancy and investment theory. He also holds a RBA degree (registered investment analyst).

THE ADMINISTRATOR

    The Administrator of the Fund is ING Funds Services, LLC ("ING Funds Services"). Its principal business address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of ING Investments.

    Under an Administration Agreement between ING Funds Services and the Fund, ING Funds Services administers the Fund's corporate affairs subject to the supervision of the Board of Trustees of the Fund. ING Funds Services also furnishes the Fund with office facilities and furnishes executive personnel together with clerical and certain recordkeeping and administrative services. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by the Custodian or Transfer Agent (as defined below).

    The Administration Agreement also requires ING Funds Services to assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Administrator has authorized all of its officers and employees who have been elected as officers of the Fund to serve in such capacities.


    All services furnished by the Administrator under the Administration Agreement may be furnished by such officers or employees of the Administrator. The Fund pays ING Funds Services an administration fee, computed daily and payable monthly. The Administration Agreement states that ING Funds Services is entitled to receive a fee at an annual rate of 0.10% of the Fund's managed assets. The Administration Agreement may be canceled by the Board of Trustees upon 60 days written notice.


CONTROL PERSON

    Prior to the public offering of Common Shares, ING Investments will purchase Common Shares from the Fund in an amount sufficient to satisfy the net worth requirements of Section 14(a) of the 1940 Act. ING Investments owns 100% of the outstanding Common Shares. ING Investments may be deemed to control the Fund until such time as it owns less than 25% of the outstanding Common Shares, which is expected to occur as of the completion of the Offering.

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

    ING Investments has reported to the Boards of Directors/Trustees (the "Board") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Board that it and its affiliates have cooperated fully with each request.

    In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

    ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

    Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

    More specifically, Investments reported to the Board that, at this time, these instances include the following:


    - ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD") has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.


    - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

    - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

    - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.


    For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on September 9, 2004. These Forms 8-K can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.


    ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

    - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange

      Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

    - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

    - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

    - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

    - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

                             DESCRIPTION OF SHARES

COMMON SHARES

    The Fund's Declaration of Trust, as amended, authorizes the issuance of an unlimited number of Common Shares of beneficial interest, par value $.01 per share. All Common Shares have equal rights to the payment of dividends and other distributions and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and non-assessable by the Fund, except to the extent provided in the Declaration of Trust, and will have no pre-emptive or conversion rights or rights to cumulative voting.

    Common Shareholders are entitled to share equally in dividends declared by the Board of Trustees payable to holders of Common Shares and in the net assets of the Fund available for distribution to holders of Common Shares upon liquidation after payment of the preferential amounts payable to holders of any outstanding preferred shares.

    Common Shareholders are entitled to one vote for each share held. The Common Shares and any preferred shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of Common Shares and any preferred shares voting for the election of Trustees can elect all of the Trustees standing for election by such holders, and, in such event, the holders of the remaining shares of Common Shares and any preferred shares will not be able to elect any of such Trustees.

    Neither Common Shareholders nor holders of any preferred shares have pre-emptive or conversion rights and Common Shares are not redeemable. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Common Shares.

    If preferred shares are issued and outstanding, holders of Common Shares will not be entitled to receive any distributions from the Fund, unless at the time of such declaration, (1) all accrued dividends on preferred shares or accrued interest on borrowings have been paid and (2) the value of the Fund's total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing the aggregate liquidation value of the outstanding preferred shares.

PREFERRED SHARES

    The Fund has no current intention of issuing any shares other than the Common Shares. However, the Fund's declaration of trust authorizes the issuance of a class of preferred shares (which class may be divided into one or more series) as the Trustees may, without shareholder approval, authorize. Any preferred shares will have such preferences, voting powers, terms of redemption, if any, and special or relative rights or privileges (including conversion rights, if any) as the Trustees may determine and as will be set forth in a certificate of designation establishing the terms of the preferred shares. The number of shares of the preferred class or series authorized is unlimited, and the shares authorized may be represented in part by fractional shares.

    Any decision to offer preferred shares is subject to market conditions and to the management's continuing belief that leveraging the Fund's capital structure through the issuance of preferred shares is likely to achieve the benefits to the Common Shares described in this prospectus for long-term investors. The terms of any preferred shares will be determined by the Board of Trustees in consultation with ING Investments (subject to applicable law and the Fund's declaration of trust) if and when it authorizes a preferred shares offering.

    Preferred shares will have complete priority over the Common Shares as to distribution of assets. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of preferred shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares.

    The 1940 Act also requires that the holders of preferred shares, voting as a separate class, have the right to: elect at least two trustees at all times; and elect a majority of the trustees at any time when dividends on such class of securities are unpaid for two full years. In each case, the holders of Common Shares voting separately as a class will elect the remaining trustees.

    The declaration of trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.


    In the event of any future issuance of preferred shares, the Fund likely would seek a credit rating for such preferred shares from a nationally recognized rating agency. In such event, as long as preferred shares are outstanding, the composition of its portfolio will reflect guidelines established by such rating agency. Based on previous guidelines established by such rating agencies for the securities of other issuers, the Fund anticipates that the guidelines with respect to any preferred shares would establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines, which may be imposed in connection with obtaining a rating of any preferred shares, the Fund anticipates that such guidelines would include asset coverage requirements that are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices, requirements that the Fund maintain a portion of its assets in short-term, high-quality, fixed-income securities and certain mandatory redemption requirements relating to any preferred shares. No assurance can be given that the guidelines actually imposed with respect to any preferred shares by such rating agency would be more or less restrictive than as described in this prospectus.


BORROWINGS

    The Fund has no current intention to borrow money for the purpose of obtaining investment leverage. In the event the Fund in the future determines to engage in investment leverage, in whole or in part, through borrowings, the Fund may enter into definitive agreements with respect to a credit facility/ commercial paper program or other borrowing program. The Fund may negotiate with commercial banks to arrange a credit facility/commercial paper program pursuant to which the Fund would expect to be entitled to borrow up to a specified amount. Any such borrowings would constitute financial leverage. Such a facility/commercial paper program would not be expected to be convertible into any other securities of the Fund, outstanding amounts would be expected to be prepayable by the Fund prior to final maturity without significant penalty and there are not expected to be any sinking fund or mandatory retirement provisions. Outstanding amounts would be payable at maturity or such earlier times as required by the agreement. The Fund may be required to prepay outstanding amounts under the facility/program or incur a penalty rate of interest in the event of the occurrence of certain events of default. The Fund would be expected to indemnify the lenders under the facility/program against liabilities they may incur in connection with the facility/program.

    In addition, the Fund expects that any such credit facility/program would contain covenants that, among other things, likely would limit the Fund's ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and may require asset coverage ratios in addition to those required by the 1940 Act. The Fund may be required to pledge its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund expects that any credit facility/program would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for a credit facility/program on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, any such credit facility/program may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of preferred shares or debt securities.

EFFECTS OF POSSIBLE FUTURE LEVERAGE

    As discussed above, the Fund has no current intention to issue preferred shares or to borrow money for the purpose of obtaining investment leverage. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy would be successful during any period in which it is employed. Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in distribution rates on any preferred shares or fluctuations in borrowing costs may affect the return to Common Shareholders. To the extent the amounts available for distribution derived from securities purchased with proceeds received from leverage exceed the cost of leverage, the Fund's distributions would be greater than if leverage had not been used. Conversely, if the amounts available for distribution derived from securities purchased with such proceeds are not sufficient to cover the cost of leverage, distributions to Common Shareholders would be less than if leverage had not been used. In the latter case, the Adviser, in its best judgment, may nevertheless determine to maintain the Fund's leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or a borrowing program would be borne by Common Shareholders and consequently would result in a reduction of the net asset value of Common Shares.


    In addition, the fee paid to the Adviser will be calculated on the basis of the Fund's average daily managed assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fees would be higher if leverage is utilized. In this regard, holders of preferred shares would not bear the investment advisory fee. Rather, Common Shareholders would bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of the preferred shares offering.

                                NET ASSET VALUE

NET ASSET VALUE


    The NAV per Common Share of the Fund is determined each business day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per Common Share is determined by dividing the value of the Fund's assets (including interest accrued but not collected) less all liabilities (including accrued expenses but excluding capital and less the liquidation preference of any outstanding preferred shares) by the number of shares outstanding. The NAV per Common Share is made available for publication.


VALUATION OF THE FUND'S ASSETS

    The assets in the Fund's portfolio are valued in accordance with the Fund's Valuation Procedures adopted by the Board of Trustees. Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day.

    In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing such a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

    Securities and assets for which reliable market value quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board.

    The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

    The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of the Fund's valuation). Foreign securities markets may close before the Fund determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or sell shares of the Fund.


    If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund's valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters and political and other events.



    Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of the securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations recommended by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's NAV.


    Quotations of foreign securities denominated in foreign currencies are converted to U.S. dollar equivalents using the applicable foreign exchange quotation in effect at 4:00 p.m. London time.

    Options that are traded over-the-counter will be valued using one of three methods: 1) dealer quotes, 2) industry models with objective inputs, or 3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as "Black Scholes." Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.

    The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

                                 DISTRIBUTIONS

INITIAL DISTRIBUTION


    The Fund's initial distribution is expected to be declared approximately
45 days, and paid approximately 60 to 90 days, after the completion of this offering, depending upon market conditions. Unless an election is made to receive dividends in cash, shareholders will automatically have all dividends and distributions reinvested in Common Shares through the receipt of additional unissued but authorized Common Shares from the Fund or by purchasing Common Shares in the open market through the Fund's Dividend Reinvestment Plan.


LEVEL RATE DISTRIBUTION POLICY


    Commencing with the Fund's first distribution, the Fund intends to make regular monthly cash distributions to holders of Common Shares at a level rate based on the past and projected performance of the Fund, which rate may be adjusted from time to time. Distributions may be made from net investment company taxable income after paying accrued dividends on the Fund's preferred shares, if any, and interest and required principal payments on borrowings, if any.


    The Fund expects to receive substantially all of its current income and gains from the following sources:

    - dividends received by the Fund that are paid on the common stocks held in the Fund's portfolio;

    - capital gains (both short-term and long-term) from net option premiums (covered call option premiums received minus put option premiums paid minus transaction costs); and


    - capital gains from the sale of common stocks in the Fund's portfolio.


    The Fund's Common Share distribution rate will depend on a number of factors, including the net earnings on the Fund's portfolio investments and the rate at which such net earnings change as a result of changes in the rates at which the Fund receives income from the sources described above.

    The Fund's ability to maintain a level rate distribution policy will depend on a number of factors, including the stability of income received from its investments and dividends payable on its preferred shares, if any, and interest and required principal payments on borrowings, if any. At least annually, the Fund intends to distribute all of its net capital gain and net investment company taxable income not distributed during the year.


    The net investment company taxable income of the Fund consists of all ordinary taxable income, qualified dividend income, and net short-term capital gain earned on portfolio assets less all deductible expenses of the Fund. Expenses of the Fund are accrued each day. In addition, a portion of the Fund's distributions may consist of amounts in excess of net investment company taxable income and net realized long-term capital gains. These amounts would be considered a return of capital and thus would reduce the basis in a shareholder's Common Shares; any amounts in excess of such basis would be treated as a gain from the sale of such shares.


    To permit the Fund to maintain a level rate distribution policy, the Fund may from time to time distribute less than the entire amount of net investment company taxable income earned in a particular period. The undistributed net investment company taxable income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of net investment company taxable income actually earned by the Fund during the period. Undistributed net investment company taxable income will be added to the Fund's net asset value and, correspondingly, distributions from undistributed net investment company taxable income will be deducted from the Fund's net asset value.

    The Fund intends to distribute to its shareholders substantially all of its investment company taxable income and net capital gain. The Fund will estimate its expected amount of such income and gain in setting the level of its distributions under its distribution policy. However, if the actual amount of such income or gain derived in a given taxable year is greater than the aggregate amount of such distributions, the Fund will likely distribute additional amounts so as to distribute all or substantially all of its investment company taxable income and net capital gain applicable to such taxable year. The Fund may, however, elect to retain some of net capital gain. If the actual amount of income or gain derived in a given taxable year is less than the aggregate amount of distributions under the Fund's distribution policy, a portion of a shareholder's distributions will be characterized for federal income tax purposes as a return of capital. See "Tax Matters."

MANAGED DISTRIBUTION POLICY


    The Fund intends to file or rely on an exemptive application with the SEC seeking an order under the 1940 Act to obtain the ability to implement a managed distribution policy. If the SEC grants the requested relief, the Fund may implement a managed distribution policy.



    Under a managed distribution policy, the Fund would distribute to shareholders a fixed monthly amount, which may be adjusted from time to time. As with the level distribution rate policy, distributions would be made only after paying dividends due on preferred shares, if any, and interest and required principal payments on borrowings, if any. Under a managed distribution policy, if, for any monthly distribution, net investment company taxable income and net capital gain were less than the amount of the distribution, the difference would be distributed from the Fund's assets and result in a return of capital.


    The Fund's final distribution for each calendar year would include any remaining net investment company taxable income and net capital gain undistributed during the year. If, for any calendar year, the total distributions exceeded net investment company taxable income and net capital gain (the "Excess"), any amount distributed out of the Excess would be treated as dividends to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first reduce the adjusted tax basis in the shares, and after such adjusted tax basis is reduced to zero, would constitute capital gain (assuming the shares are held as capital assets). In the event the Fund distributed the Excess, such distribution would decrease the Fund's total assets and, therefore, have the likely effect of increasing the Fund's expense ratio. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.

    There is no guarantee that the SEC would grant an exemptive order facilitating the implementation of a managed distribution policy or, if granted, that the Trustees will determine to implement a managed distribution policy. The Trustees reserve the right to change the dividend policy from time to time.


DIVIDEND REINVESTMENT PLAN



    Unless the registered owner of Common Shares elects to receive cash by contacting The Bank of New York (the "Plan Agent"), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund's Dividend Reinvestment Plan (the "Plan"). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.



    The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder's Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized Common Shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding Common Shares on the open market ("Open-Market Purchases") on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with The Bank of New York. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an "ex-dividend" basis or 30 days after the payment date for such Dividend, whichever is sooner (the "Last Purchase Date"), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next "ex-dividend" date which typically will be approximately ten days. If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making Open-Market Purchases and may invest the un-invested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.


    The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

    In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.


    There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See "Tax Matters." Participants that request a sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.


    The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

    All questions concerning the Plan should be directed to the Fund's Shareholder Service Department at (800) 992-0180.

                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

ANTI-TAKEOVER PROVISIONS


    The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board and could have the effect of depriving Common Shareholders of an opportunity to sell their Common Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Board is divided into three classes, with the term of one class expiring at each annual meeting of Common Shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board. A Trustee may be removed from office only for cause, by action taken by a majority of the remaining Trustees followed by the vote of the holders of at least 75% of the shares then entitled to vote in an election of such Trustee. The Declaration of Trust also limits the ability of shareholders to call meetings of the shareholders.



    In addition, the Declaration of Trust requires the favorable vote or consent of the holders of not less than 75% of each class and series of shares outstanding and entitled to vote (with each class and series separately voting thereon or consenting thereto as a separate class and series), to approve certain transactions with 5%-or-greater holders of a class of shares and their associates. These provisions are not applicable to any such transaction if the Trustees by resolution have approved such transaction or to any such transaction with any corporation of which a majority of the outstanding shares of stock normally entitled to vote in elections of directors is owned of record or beneficially by the Fund and its subsidiaries. For purposes of these provisions, a 5%-or-greater holder of a class of shares (a "Principal Shareholder") refers to any corporation, person or other entity who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Fund. The transactions subject to these special approval requirements are:
(i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash, other than pursuant to any automatic dividend reinvestment program; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than 2% of the total assets of the Fund, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period or assets sold, leased or exchanged in the ordinary course of business); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than 2% of the total assets of the Fund, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period, or assets sold, leased or exchanged in the ordinary course of business).


    The Board has determined that provisions with respect to the Board and the 75% voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interest of Common Shareholders generally. This description of the provisions is qualified in its entirety by reference to the Declaration of Trust. The Declaration of Trust is on file with the SEC and contains the full text of these provisions.

                           CLOSED-END FUND STRUCTURE

    The Fund is a newly organized, non-diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of the Fund, you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if a shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at NAV. Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.


    Shares of closed-end funds frequently trade at a discount to their NAV, although it is also possible that they may trade at a premium above NAV. The market price of the Fund's Common Shares will be determined by such factors as relative demand for and supply of such Common Shares in the market, the Fund's NAV, general market and economic conditions and other factors beyond the control of the Fund. See "Net Asset Value." Because of the possibility and the recognition that any discount to the NAV may not be in the interest of shareholders, the Fund's Board of Trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. The Fund cannot guarantee or assure, however, that the Fund's Board of Trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to NAV per share. The Board of Trustees might also consider converting the Fund to an open-end mutual fund, which would require a vote of the shareholders of the Fund.


CONVERSION TO OPEN-END FUND

    The Trustees may at any time propose conversion of the Fund to an open-end management investment company depending upon their judgment as to the advisability of such action in light of circumstances then prevailing. In considering whether to submit an open-ending proposal to shareholders, the Trustees might consider, among other factors, the differences in operating expenses between open-end and closed-end funds (due to the expenses of continuously selling shares and of standing ready to effect redemptions), the potentially adverse tax consequences to non-redeeming shareholders once a fund is open-ended, and the impact of open-ending on portfolio management policies. Such a conversion would require the approval of both a majority of the Fund's outstanding

Common Shares and preferred shares voting together as a single class and a majority of the outstanding preferred shares voting as a separate class on such conversion.

    Conversion of the Fund to an open-end investment company would require the redemption of any outstanding preferred shares, which would eliminate the leveraged capital structure of the Fund with respect to the Common Shares. A delay in conversion could result following shareholder approval due to the Fund's inability to redeem the preferred shares.

    Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their next computed NAV less any redemption charge as might be in effect at the time of redemption. If the Fund is converted to an open-end management investment company, it could be required to liquidate portfolio securities to meet requests for redemption, and its shares would no longer be listed on the NYSE. The Fund may have to eliminate illiquid securities and the inflows and outflows of open-end fund shares may alter the options strategies that the Fund may use. If the Fund were to experience significant redemptions as an open-end fund, the decrease in total assets could result in a higher expense ratio and inefficiencies in portfolio management. In this regard, the Fund could reserve the right to effect redemptions in-kind with portfolio securities, which would subject redeeming shareholders to transaction costs in liquidating those securities. The Fund may also impose a redemption fee.

                          REPURCHASE OF COMMON SHARES


    Although the Fund's Common Shareholders will not have the right to redeem their Common Shares, the Fund may take action to repurchase Common Shares in the open market or make tender offers for its Common Shares. This may have the effect of reducing any market discount from NAV.



    Share repurchases and tenders could have a favorable effect on the market price of the Fund's Common Shares; however, you should be aware that the acquisition of Common Shares by the Fund will decrease the capital of the Fund and, therefore, may have the effect of increasing the Fund's expense ratio and decreasing the asset coverage with respect to any preferred shares outstanding. Any share repurchases or tender offers will be made in accordance with requirements of the Securities Exchange Act of 1934, as amended, the 1940 Act and the principal market on which the Common Shares are traded.

                                  TAX MATTERS

    Investments in the Fund have U.S. federal income tax consequences that you should consider. The following information is meant as a general summary for U.S. shareholders who hold their shares as a "capital asset." Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, foreign, state and local tax consequences to you of investing in the Fund.


    The Fund intends to elect to be treated and to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to generally avoid paying federal income or excise tax. To the extent that it satisfies the requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.



    If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.


TAXES ON DISTRIBUTIONS

    Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution will generally be taxable as either ordinary income or long-term capital gain, whether paid in cash or reinvested in additional Common Shares. Dividends paid to you out of the Fund's "investment company taxable income" (which includes dividends the Fund receives, any interest income, and net short-term capital gain) will generally be taxable to you as ordinary income to the extent of the Fund's earnings and profits, except as described below with respect to "qualified dividend income." Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gains, regardless of how long you have held the Common Shares.


    The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Tax Act") reduced the maximum tax rate on long-term capital gains for individual investors from 20% to 15%. The Tax Act also reduced to 15% the maximum tax rate on "qualified dividend income." These rate reductions do not apply to corporate taxpayers. To be eligible for the reduced rate on qualified dividends, a shareholder must satisfy certain holding period requirements (generally more than 60 days with respect to each distribution). In the case of a RIC, such as the Fund, the amount of dividends paid by the Fund that may be eligible for the reduced rate may not exceed the amount of aggregate qualified dividends received by the Fund. For this purpose, qualified dividends means dividends received by the Fund from U.S. corporations and certain "qualified foreign corporations," provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. Without further legislative change, the rate reductions enacted by the Tax Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2009.


    The Fund will also be able to designate a portion of its distributions as being eligible for the corporate dividends received deduction to the extent that the Fund derives dividend income from stock in U.S. corporations, provided that the Fund also satisfies certain holding period and other requirements with respect to such stock. A corporate shareholder of the Fund would also need to satisfy certain holding period requirements with respect to Fund shares in order to qualify for any corporate dividends received deduction.


    There can be no assurance as to what portion of the Fund's distributions will qualify for favorable treatment as long-term capital gains. There can also be no assurance as to what portion of the Fund's distributions will qualify for either the reduced rates on qualified dividends or the corporate dividends received deduction. To the extent that the Fund derives net short-term capital gains from its investment activities, distributions of such gains would be taxed as ordinary income. Further, certain of the Fund's option writing strategies and securities lending activities could reduce the amount of the Fund's distributions that may qualify for either the reduced rates on qualified dividends or the corporate dividends received deduction.


    An investor should also be aware that the benefits of the reduced tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.


    Common Shareholders receiving dividends or distributions in the form of additional Common Shares pursuant to the Plan will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to (i) the fair market value of any new Common Shares issued to the Common Shareholder by the Fund, and (ii) if Common Shares are trading below net asset value, the cash allocated to the Common Shareholder for the purchase of Common Shares on its behalf, and such Common Shareholder will have a cost basis in the Common Shares received equal to such foregoing amount.


    In light of the Fund's plans regarding its initial distribution and its plan to adopt either a level rate distribution plan or a managed distribution policy, you may receive a so-called "return of capital" distribution. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

    If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

    An investor should be aware that, if Common Shares are purchased shortly before the record date for any taxable distribution (including a capital gain distribution), the purchase price likely will reflect the value of the distribution and the investor then would receive a taxable distribution likely to reduce the trading value of such Common Shares, in effect resulting in a taxable return of some of the purchase price.

    The Fund's distributions are taxable when they are paid, except that distributions declared in October, November or December and paid in January are taxable as if paid on December 31.

    Any non U.S shareholders will generally be subject to withholding of U.S. tax at the rate of 30% (or a lower treaty rate if applicable) on the Fund's ordinary distributions, including any amounts that would otherwise qualify for reduced rates on qualified dividends.

    The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

TAX ASPECTS OF SALES OF FUND SHARES


    Upon the sale or other disposition of shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. As discussed above, the Tax Act reduced the maximum tax rate on long-term capital gains for individual investors from 20% to 15%. Without further legislative change, the rate reductions enacted by the Tax Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2009.


    Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending
30 days after disposition of the original shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

TAXATION OF FUND INVESTMENTS

    Although the Fund will generally not be subject to tax, as discussed above, the tax treatment of the Fund's investments will affect the timing and tax character of the Fund's distributions.

    The Fund's transactions in options are subject to special and complex federal income tax provisions that may, among other things, (i) convert dividends that would otherwise constitute qualified dividend income into higher taxed short-term capital gain or ordinary income, (ii) treat dividends that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert long-term capital gain into short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited) and
(vi) cause the Fund to recognize income or gain without a corresponding receipt of cash.


    In most cases, net gains from the Fund's option strategy are expected to be short-term capital gains that would be taxable as ordinary income when distributed to shareholders.


    The taxation of equity options that the Fund expects to write is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security and any resulting gain or loss will be long-term or short-term, depending upon the holding period of the security. Because the Fund does not have control over the exercise of the call options it writes, such exercise or other required sales of the underlying securities may cause the Fund to realize capital gains or losses at inopportune times.


    With respect to a put or call option on stock that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased stock and, in the case of a put option, reduces the amount realized on the underlying stock in determining gain or loss.

    In the case of Fund transactions in so-called "Section 1256 Contracts," such as many listed index options and any listed non-equity options, Code
Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to generally be treated as 60% long-term and 40% short-term capital gain or loss. In addition, the Fund generally will be required to "mark to market" (i.e., treat as sold for fair market value) each such position which it holds at the close of each taxable year. If a Section 1256 Contract held by the Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the "mark to market" rules. Section 1256 Contracts include certain options contracts, certain regulated futures contracts and certain other financial contracts.



    The Code contains special rules that apply to "straddles," defined generally as the holding of "offsetting positions with respect to personal property." For example, the straddle rules normally apply when a taxpayer holds stock and an offsetting option with respect to such stock or substantially identical stock or securities. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund may write call options on portfolio securities that are "qualified covered calls" that are exempt from the straddle rules. To meet the qualified covered call option exemption, a stock-plus-covered-call position cannot be part of a larger straddle and must meet a number of other conditions, including that the option is written more than 30 days prior to expiration and is not "deep-in-the-money" as defined in the Code. The Fund may enter into certain investments that may constitute positions in a straddle. If two or more positions constitute a straddle, recognition of a realized loss from one position must be deferred to the extent of unrecognized gain in an offsetting position. In addition, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss. Interest and other carrying charges allocable to personal property that is part of a straddle are not currently deductible but must instead be capitalized. Similarly, "wash sale" rules apply to prevent the recognition of loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period.


    The Fund's income from foreign securities may be subject to non-U.S. taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the Fund generally will not be entitled to a credit or deduction with respect to such taxes paid by the Fund.

BACKUP WITHHOLDING


    The Fund may be required to withhold federal income tax from all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. As modified by the Tax Act, the backup withholding percentage is 28% for amounts paid through 2010, after which time the rate will increase to 31% absent legislative change. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability, provided the required information is furnished to the IRS.

                                  UNDERWRITING


    Citigroup Global Markets Inc., UBS Securities LLC, Wachovia Capital Markets, LLC, Advest, Inc., Banc of America Securities LLC, H&R Block Financial
Advisors, Inc., Ferris, Baker Watts, Incorporated, J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Legg Mason Wood Walker, Incorporated, Oppenheimer & Co. Inc., Raymond James & Associates, Inc., RBC Capital Markets Corporation, Ryan Beck & Co., Inc., Stifel, Nicolaus & Company, Incorporated, SunTrust Capital Markets, Inc., TD Waterhouse Investor Services, Inc., Wedbush Morgan Securities Inc. and Wells Fargo Securities, LLC are acting as representatives of the Underwriters named below. Subject to the terms and conditions stated in an underwriting agreement ("Underwriting Agreement") dated the date of this prospectus, each Underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such Underwriter, the number of Common Shares set forth opposite the name of such Underwriter.



                                                                NUMBER OF
UNDERWRITERS                                                  COMMON SHARES
------------                                                  -------------
Citigroup Global Markets Inc................................
UBS Securities LLC..........................................
Wachovia Capital Markets, LLC...............................
Advest, Inc.................................................
Banc of America Securities LLC..............................
H&R Block Financial Advisors, Inc...........................
Ferris, Baker Watts, Incorporated...........................
J.J.B. Hilliard, W.L. Lyons, Inc............................
Janney Montgomery Scott LLC.................................
Legg Mason Wood Walker, Incorporated........................
Oppenheimer & Co. Inc.......................................
Raymond James & Associates, Inc.............................
RBC Capital Markets Corporation.............................
Ryan Beck & Co., Inc........................................
Stifel, Nicolaus & Company, Incorporated....................
SunTrust Capital Markets, Inc...............................
TD Waterhouse Investor Services, Inc........................
Wedbush Morgan Securities Inc...............................
Wells Fargo Securities, LLC.................................
                                                                ---------
    Total...................................................
                                                                =========



    The Underwriting Agreement provides that the obligations of the several Underwriters to purchase the Common Shares included in this Offering are subject to approval of certain legal matters by counsel and to certain other conditions. The Underwriters are obligated to purchase all the Common Shares (other than those covered by the over-allotment option described below) if they purchase any of the Common Shares.



    The Underwriters propose to offer some of the Common Shares directly to the public at the offering price set forth on the cover page of this prospectus and some of the Common Shares to certain dealers at the public offering price less a
concession not in excess of $     per common share. The sales load the Fund will
pay of $0.90 per share is equal to 4.5% of the initial offering price. The Underwriters may allow, and such dealers may reallow, a concession not in excess
of $     per Common Share on sales to certain other dealers. If all of the
Common Shares are not sold at the initial offering price, the representatives may change the public offering price and other selling terms. Investors must pay
for any Common Shares purchased on or before             , 2005. The
representatives have advised the Fund that the Underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

    ING Investments (and not the Fund) has agreed to pay from its own assets to Citigroup Global Markets Inc., a structuring fee for advice relating to the structure and design of the Fund and the organization of the Fund as well as services related to the sale and distribution of the Fund's Common Shares. Citigroup Global Markets Inc. will receive a structuring fee in an amount equal
to     % of the total initial price to the public of the Common Shares offered hereby. ING Investments (and not the Fund) has agreed to pay from its own assets to each of UBS Securities LLC and Wachovia Capital Markets, LLC a quarterly fee at the annual rate of 0.15% of the Fund's average weekly total managed assets attributable to Common Shares sold by UBS Securities LLC and Wachovia Capital Markets, LLC, respectively, in this offering, such fees to be payable during the continuance of the Investment Management Agreement and subject to the limitations below. UBS Securities LLC and Wachovia Capital Markets, LLC each has agreed to provide certain after-market services to ING Investments designed to maintain the visibility of the Fund on an ongoing basis and to provide relevant information, studies or reports regarding the Fund and the closed-end investment company industry. The total amount of these additional compensation payments
made to UBS Securities LLC will not exceed   % of the price to the public from
the Common Shares sold in this offering and the total amount of these additional
compensation payments made to Wachovia Capital Markets, LLC will not exceed   %
of the price to the public from the Common Shares sold in this offering.



    ING Investments has agreed to pay from its own assets all organizational expenses and all offering costs (other than sales load) that exceed $0.04 per share.



    The Fund has agreed to reimburse certain underwriter expenses in an amount
equal to $0.005 per Common Share, which amount will not exceed $     or     % of
the total initial price to the public of the Common Shares offered hereby.


    The sum of the fees described above, the amounts paid by the Fund to reimburse certain Underwriters and the other expenses and sales load to be paid by the Fund will not exceed 9.0% of the total price to the public of the Common Shares offered hereby.


    The Fund has granted to the Underwriters an option, exercisable for 45 days
from the date of this prospectus, to purchase up to       additional Common
Shares at the public offering price less the sales load. The Underwriters may exercise such option solely for the purpose of covering over-allotments, if any, in connection with this Offering. To the extent such option is exercised, each Underwriter will be obligated, subject to certain conditions, to purchase a number of additional Common Shares approximately proportionate to such Underwriter's initial purchase commitment.



    The Fund and ING Investments have agreed that, for a period of 180 days from the date of this prospectus, they will not, without the prior written consent of Citigroup Global Markets Inc., on behalf of the Underwriters, dispose of or hedge any Common Shares or any securities convertible into or exchangeable for Common Shares. Citigroup Global Markets Inc., in its sole discretion, may release any of the securities subject to these agreements at any time without notice.



    Prior to the Offering, there has been no public market for the Common Shares. Consequently, the initial public offering price for the Common Shares was determined by negotiation among the Fund, ING Investments and the representatives of the Underwriters. There can be no assurance, however, that the price at which the Common Shares will sell in the public market after this Offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this Offering. The Common Shares have been authorized for listing on the NYSE, subject to official notice of issuance, under the ticker symbol "IGD." In order to meet the requirements for listing the Common Shares on the NYSE, the Underwriters have undertaken to sell lots of 100 or more Common Shares to a minimum of 2,000 beneficial owners.

    The following table shows the sales load as a percentage of the public offering price that the Fund is to pay to the Underwriters in connection with this Offering. These amounts are shown assuming both no exercise and full exercise of the Underwriters' option to purchase additional Common Shares:

                                                                   PAID BY THE FUND
                                                              ---------------------------
                                                              NO EXERCISE   FULL EXERCISE
                                                              -----------   -------------
Per Share...................................................     $             $
Total.......................................................     $             $

    The Fund and ING Investments have each agreed to indemnify the several Underwriters against, or reimburse losses arising out of, certain liabilities, including liabilities under the Securities Act of 1933, as amended.


    ING Funds Distributor, LLC ("IFD") will enter into an offering participation agreement with the Fund. IFD will not receive any compensation for its distribution assistance. IFD is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. and may be deemed an "underwriter" for the purposes of this offering under the Securities Act of 1933, although it will not purchase any of the Common Shares or be a party to the Underwriting Agreement.



    Financial Network Investment Corporation ("FNIC"), ING Financial
Partners, Inc. ("IFP") and Multi-Financial Securities Corporation ("MFSC") may be members of the selling group in the Offering. FNIC, IFP and MFSC are all registered broker-dealers and are members of the National Association of Securities Dealers, Inc. Additionally, FNIC, IFP and MFSC are all affiliated with ING Investments and IFD.


    Certain Underwriters may make a market in the Common Shares after trading in the Common Shares has commenced on the NYSE. No Underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of the Underwriter. No assurance can be given as to the liquidity of, or the trading market for, the Common Shares as a result of any market-making activities undertaken by any Underwriter. This prospectus is to be used by any Underwriter in connection with the offering and, during the period in which a prospectus must be delivered, with offers and sales of the Common Shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

    The Underwriters have advised the Fund that, pursuant to Regulation M under the Securities Exchange Act of 1934, as amended, certain persons participating in the offering may engage in transactions, including stabilizing bids, covering transactions or the imposition of penalty bids, which may have the effect of stabilizing or maintaining the market price of the Common Shares on the NYSE at a level above that which might otherwise prevail in the open market.

    A "stabilizing bid" is a bid for or purchase of the Common Shares on behalf of an Underwriter for the purpose of fixing or maintaining the price of the Common Shares. A "covering transaction" is a bid for or purchase of the Common Shares on behalf of an Underwriter to reduce a short position incurred by the Underwriters in connection with the Offering. A "penalty bid" is a contractual arrangement whereby if, during a specified period after the issuance of the Common Shares, the Underwriters purchase Common Shares in the open market for the account of the underwriting syndicate and the Common Shares purchased can be traced to a particular Underwriter or member of the selling group, the underwriting syndicate may require the Underwriter or selling group member in question to purchase the Common Shares in question at the cost price to the syndicate or may recover from (or decline to pay to) the Underwriter or selling group member in question any or all compensation (including, with respect to a representative, the applicable syndicate management fee) applicable to the Common Shares in question. As a result, an Underwriter or selling group member and, in turn, brokers may lose the fees that they otherwise would have earned from a sale of the Common Shares if their customer resells the Common Shares while the penalty bid is in effect. The Underwriters are not required to engage in any of these activities, and any such activities, if commenced, may be discontinued at any time.


    The Underwriting Agreement provides that it may be terminated in the absolute discretion of the Underwriter's representatives without liability on the part of the Underwriters to the Fund or ING Investments if, prior to the delivery of and payment for the Common Shares, (i) trading in the Fund's Common Shares shall have been suspended by the SEC or the NYSE or trading in securities generally on the NYSE shall have been suspended or limited or minimum prices for trading in securities generally shall have been established on the NYSE, (ii) a commercial banking moratorium shall have been declared by either federal or New York state authorities or (iii) there shall have occurred any outbreak or escalation of hostilities, declaration by the United States of a national emergency or war or other calamity or crisis the effect of which on financial markets in the United States is such as to make it, in the sole judgment of the representatives, impracticable or inadvisable to proceed with the offering or delivery of the Common Shares as contemplated by the prospectus (exclusive of any supplement thereto).


    A prospectus in electronic format may be available on the website maintained by one or more of the Underwriters. The Underwriter's representatives may agree to allocate a number of Common Shares to the Underwriters for sale to their online brokerage account holders. The Underwriter's representatives will allocate Common Shares to the Underwriters that may make internet distributions on the same basis as other allocations. In addition, Common Shares may be sold by the Underwriters to securities dealers who resell Common Shares to online brokerage account holders.

    The Fund anticipates that from time to time certain of the Underwriters may act as brokers or dealers in connection with the execution of the Fund's portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as brokers while they are Underwriters.

    Certain Underwriters have performed investment banking and advisory services for ING Investments and its affiliates from time to time, for which they have received customary fees and expenses. Certain Underwriters may, from time to time, engage in transactions with or perform services for ING Investments in the ordinary course of business.


    Prior to the public offering of Common Shares, ING Investments will purchase Common Shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.



    The principal business address of Citigroup Global Markets Inc. is 388 Greenwich Street, New York, New York 10013.


                             ADDITIONAL INFORMATION

LEGAL MATTERS


    Certain legal matters in connection with the Common Shares offered hereby will be passed upon for the Fund by Dechert LLP, Washington, D.C. and for the Underwriters by Simpson Thacher & Bartlett LLP. Dechert LLP and Simpson Thacher & Bartlett LLP may rely as to certain matters of Delaware law on the opinion of Richards, Layton & Finger, P.A., Wilmington, DE.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


    The financial statements of the Fund at             , 2005 have been audited
by             LLP, an independent registered public accounting firm, as set forth in their report filed as an exhibit to the SAI, and are included in
reliance upon their report given upon          LLP's authority as experts in
accounting and auditing. The address of          is             .

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR


    The custodian, transfer agent, dividend disbursing agent and registrar for the Fund is The Bank of New York, whose principal address is 101 Barclay Street
(12W), New York, New York 10286.

                           TABLE OF CONTENTS FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                PAGE
                                                              --------
History of the Fund.........................................      3
Additional Investment Policies and Restrictions.............      3
Management of the Fund......................................      9
Control Persons and Principal Shareholders..................     18
Investment Advisory and Other Services......................     19
Portfolio Transactions......................................     24
Determination of Net Asset Value............................     27
Dividend Reinvestment Plan..................................     29
Repurchase of Common Shares.................................     30
Tax Considerations..........................................     32
General Information.........................................     41
Financial Statements........................................     43
Appendix A Proxy Voting Procedures..........................    A-1
Appendix B Ratings of Investments...........................    B-1

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                3,000,000 SHARES


                           ING GLOBAL EQUITY DIVIDEND
                          AND PREMIUM OPPORTUNITY FUND

                                 COMMON SHARES

                                   ---------


                                   PROSPECTUS
                                          , 2005


                                 -------------


                                   CITIGROUP



                              UBS INVESTMENT BANK



                              WACHOVIA SECURITIES



                                  ADVEST, INC.



                         BANC OF AMERICA SECURITIES LLC



                       H&R BLOCK FINANCIAL ADVISORS, INC.



                              FERRIS, BAKER WATTS
                                  INCORPORATED



                       J.J.B. HILLIARD, W.L. LYONS, INC.



                          JANNEY MONTGOMERY SCOTT LLC



                             LEGG MASON WOOD WALKER
                                  INCORPORATED



                               OPPENHEIMER & CO.



                                 RAYMOND JAMES



                              RBC CAPITAL MARKETS



                                RYAN BECK & CO.



                           STIFEL, NICOLAUS & COMPANY
                                  INCORPORATED



                           SUNTRUST ROBINSON HUMPHREY



                                 TD WATERHOUSE



                         WEDBUSH MORGAN SECURITIES INC.



                          WELLS FARGO SECURITIES, LLC


----------------------------------------------------------
----------------------------------------------------------

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE U. S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                  SUBJECT TO COMPLETION DATED FEBRUARY 25, 2005


                       STATEMENT OF ADDITIONAL INFORMATION
                         7337 EAST DOUBLETREE RANCH ROAD
                         SCOTTSDALE, ARIZONA 85258-2034
                                 (800) 992-0180


                                       , 2005


             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND


This Statement of Additional Information ("SAI") relates to the ING Global Equity Dividend and Premium Opportunity Fund ("Fund"). The Fund is a newly organized, non-diversified, closed-end management investment company.


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND (THE "FUND") DATED_____, 2005 (THE "PROSPECTUS"), AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING YOUR FINANCIAL INTERMEDIARY OR CALLING THE FUND AT 1-800-992-0180. YOU MAY ALSO OBTAIN A COPY OF THE FUND'S PROSPECTUS ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE (http://www.sec.gov).


Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus.

                                TABLE OF CONTENTS


                                                                        PAGE
                                                                        ----
HISTORY OF THE FUND                                                       3
ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS                           3
MANAGEMENT OF THE FUND                                                    9
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                               18
INVESTMENT ADVISORY AND OTHER SERVICES                                   19
PORTFOLIO TRANSACTIONS                                                   24
DETERMINATION OF NET ASSET VALUE                                         27
DIVIDEND REINVESTMENT PLAN                                               29
REPURCHASE OF COMMON SHARES                                              30
TAX CONSIDERATIONS                                                       32
GENERAL INFORMATION                                                      41
FINANCIAL STATEMENTS                                                     43
APPENDIX A PROXY VOTING PROCEDURES                                      A-1
APPENDIX B RATINGS OF INVESTMENTS                                       B-1

             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

                               HISTORY OF THE FUND


     The Fund is a statutory trust organized under the laws of the State of Delaware and is registered as a closed-end, management investment company. The Fund was organized April 1, 2004, as the ING Dividend and Income Fund and changed its name to the ING Global Equity Dividend and Premium Income Fund on January 13, 2005. The Fund further changed its name to the ING Global Equity Dividend and Premium Opportunity Fund on February 22, 2005.


                 ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS

     Primary investment strategies are described in the Prospectus. The following is a description of the various investment policies that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The Sub-Adviser will not use any of the following techniques unless it believes that doing so will help to achieve the Fund's investment objectives.

     EQUITY INVESTMENTS. As described in the Prospectus, the Fund invests primarily in common stocks of dividend paying companies located throughout the world, including the U.S.


     PREFERRED STOCKS. The Fund may invest in preferred stocks of both domestic and foreign issuers. Under normal market conditions, the Fund expects, with respect to that portion of its managed assets invested in preferred stocks, if any, to invest only in preferred stocks of investment grade quality as determined by rating agencies such as S&P, Fitch or Moody's or, if unrated, determined to be of comparable quality by the Sub-Adviser. The foregoing credit quality policies apply only at the time a preferred stock is purchased, and the Fund is not required to dispose of a preferred stock in the event of a downgrade of an assessment of credit quality or the withdrawal of a rating. Preferred stocks involve credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to credit risk, investment in preferred stocks involves certain other risks as described in the Prospectus.


     EMERGING MARKET ISSUERS. The risks of foreign (non-U.S.) investments described in the Prospectus apply to an even greater extent to investments in countries with emerging markets. The securities markets of countries with emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in countries with emerging markets, and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. Many countries with emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain countries with emerging markets. Economies in countries with emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of these countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in countries with emerging markets than in many developed foreign markets, which could reduce the Fund's income from such securities.

     In many cases, governments of countries with emerging markets continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the Fund's investments in those countries. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments in countries with emerging markets.


     DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security or index) may be purchased or sold for hedging and risk management purposes. These strategies may be executed through the use of derivative contracts in the U.S. or abroad. In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on common stocks and other securities, instruments based upon equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, and enter into various transactions such as swaps, caps, floors or collars. In addition, derivatives may also include new techniques, instruments or strategies that are permitted as regulatory changes occur.

     Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices or other financial instruments' prices; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility.


     Over-the-counter ("OTC") derivative instruments, equity swaps and forward sales of stocks involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are generally illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"), limit the use of derivative instruments. The Fund has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO. There can be no assurance that the use of derivative instruments will benefit the Fund.

     Foreign exchange traded futures contracts and options thereon may be used only if the Sub-Adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on U.S. exchanges.

     SWAPS. Swap contracts may be purchased or sold to hedge against fluctuations in securities prices, interest rates or market conditions, to mitigate non-payment or default risk or to gain exposure to particular securities, baskets of securities, indices or currencies for hedging purposes. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) to be exchanged or "swapped" between the parties, which returns are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a particular security, "basket" of securities or index. The Fund will enter into swaps only on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund's obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any swap unless the claims-paying ability of the other party thereto is considered to be investment grade by the Sub-Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Swaps are traded in the over-the-counter market. The use of swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be unfavorably affected.

     Total return swaps. Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset(s), which may include securities, baskets of securities or securities indices during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from other underlying asset(s).

     Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments).

     FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in stock prices or interest rates, for other risk management purposes or to gain exposure to certain securities, indices and currencies for hedging purposes. Futures contracts may be based on various securities indices and securities. Such transactions involve a risk of loss or depreciation due to adverse changes in securities prices, which may exceed the Fund's initial investment in these contracts. The Fund will only purchase or sell futures contracts or related options for hedging purposes and in compliance with the rules of the Commodity Futures Trading Commission. These transactions involve transaction costs. Sales of futures contracts and related options generally result in realization of short-term or long-term capital gain depending on the period for which the investment is held. To the extent that any futures contract or options on futures contract held by the Fund is a "Section 1256 contract" under the Code, the contract will be marked-to-market annually and any gain or loss will be treated as 60% long-term and 40% short-term, regardless of the holding period for such contract.

     SHORT SALES. The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale "against-the-box").


     Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. Short-selling exposes the Fund to unlimited risk with respect to that security due to the lack of an upper limit on the price to which an instrument can rise. Although the Fund reserves the right to utilize short sales, the Sub-Adviser may not utilize short sales at all.

     SECURITIES LENDING. As described in the Prospectus, the Fund may lend a portion of its portfolio securities to broker-dealers or other institutional borrowers. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the Sub-Adviser to be at least investment grade (rated BBB- or higher by S&P, Baa3 or higher by Moody's). All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked-to-market daily, of at least 100% of the market value of the loaned securities. The Fund may receive loan fees in connection with loans that are collateralized by securities or on loans of securities for which there is special demand. The Fund may also seek to earn income on securities loans by reinvesting cash collateral in securities consistent with its investment objectives and policies, seeking to invest at rates that are higher than the "rebate" rate that it normally will pay to the borrower with respect to such cash collateral. Any such reinvestment will be subject to the investment policies, strategies, restrictions and risk considerations described in the Prospectus and in this SAI.

     Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to the Fund for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either the Fund or the borrower at any time. Upon termination and the return of the loaned securities, the Fund would be required to return the related cash or securities collateral to the borrower and it may be required to liquidate longer term portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in the Fund realizing a loss at a time when it would not otherwise do so. The Fund also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs. These risks are substantially the same as those incurred through investment leverage, and will be subject to the investment policies, strategies, restrictions and risk considerations described in the Prospectus and in this SAI.

     The Fund will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and the Fund will not be entitled to exercise voting or other beneficial rights on loaned securities. The Fund will exercise its right to terminate loans and thereby regain these rights whenever the Sub-Adviser considers it to be in the Fund's interest to do so, taking into account the related loss of reinvestment income and other factors.


     TEMPORARY INVESTMENTS. The Fund may temporarily invest to a significant degree in cash, cash equivalents, or investment grade debt securities including U.S. government securities. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations.

FUNDAMENTAL POLICIES

     The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. As a matter of fundamental policy the Fund may not:


     (1) Borrow money, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") the rules thereunder and any interpretations or exemptions from the 1940 Act. However, the Fund may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities. The 1940 Act currently requires that the Fund have 300% asset coverage with respect to all borrowings other than temporary borrowings;


     (2) Issue senior securities, as defined in the 1940 Act, other than (a) preferred shares which immediately after issuance will have asset coverage of at least 200%, (b) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (c) the borrowings permitted by investment restriction (1) above. The 1940 Act currently defines "senior security" as any bond, debenture, note or similar obligation or instrument constituting a security and evidencing indebtedness and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. Debt and equity securities issued by a closed-end investment company meeting the foregoing asset coverage provisions are excluded from the general 1940 Act prohibition on the issuance of senior securities;

     (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin;


     (4) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in selling or disposing of a portfolio investment, or participating in a secondary offering of a portfolio investment;


     (5) Make loans to other persons, except by (a) the acquisition of obligations in which the Fund is authorized to invest in accordance with its investment objectives and policies, (b) entering into repurchase agreements, or (c) lending its portfolio securities;

     (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate, securities of issuers which invest or deal in real estate, securities of real estate investment trusts and other securities that represent a similar indirect interest in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities; and

     (7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices, currencies, interest or other financial instruments. The Fund may invest in currency instruments and contracts and financial instruments and contracts that might be deemed to be commodities and commodities contracts.

     The Fund has adopted the following non-fundamental investment policies which may be changed by the Board without approval of the Fund's shareholders. As a matter of non-fundamental policy, the Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open it either owns an equal amount of such securities or owns securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.


     The Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal market circumstances, at least 80% of its managed assets in a portfolio of common stocks of dividend paying companies located throughout the world, including the U.S. The Fund will provide its shareholders with at least 60 days' prior written notice of any material change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


     Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other assets or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the Sub-Adviser if the security is not rated by a rating agency) will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policies set forth above.

                             MANAGEMENT OF THE FUND

TRUSTEES

     The Trustees of the Fund are responsible for the overall management and supervision of the affairs of the Fund. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

Set forth in the table below is information about each Trustee of the Fund.


                                                                                               NUMBER OF
                                                  TERM OF               PRINCIPAL            PORTFOLIOS IN              OTHER
                                                OFFICE AND            OCCUPATION(S) -          PORTFOLIO            DIRECTORSHIPS
                            POSITION(S)          LENGTH OF               DURING                 COMPLEX                 HELD
    NAME, ADDRESS              HELD                TIME                  THE PAST             OVERSEEN BY                BY
       AND AGE              WITH FUND            SERVED(1)               5 YEARS               TRUSTEE(2)              TRUSTEE
---------------------   ------------------   -----------------   ----------------------   -------------------   -------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER (3)       Trustee - Class II   February 2005 -     Executive Director,             143            None
7337 East Doubletree                         Present             The Mark Twain House
Ranch Rd.                                                        Museum (4) (1989 -
Scottsdale, Arizona                                              Present).
85258
Date of Birth:
07/19/1953

J. MICHAEL EARLEY       Trustee - Class III  February 2005 -     President and Chief             143            None
7337 East Doubletree                         Present             Executive Officer,
Ranch Rd.                                                        Bankers Trust
Scottsdale, Arizona                                              Company, N.A. (1992 -
85258                                                            Present).
Date of Birth:
05/02/1945

R. BARBARA GITENSTEIN   Trustee - Class I    February 2005 -     President, College of           143            New Jersey
7337 East Doubletree                         Present             New Jersey (1999 -                             Resources
Ranch Rd.                                                        Present).                                      (September 2003 -
Scottsdale, Arizona                                                                                             Present).
85258
Date of Birth:
02/18/1948

PATRICK W. KENNY (3)    Trustee - Class III  February 2005 -     President and Chief             143            None
7337 East Doubletree                         Present             Executive Officer,
Ranch Rd.                                                        International
Scottsdale, Arizona                                              Insurance Society
85258                                                            (2001 - Present);
Date of Birth:                                                   Executive Vice
01/12/1943                                                       President, Frontier
                                                                 Insurance Group, Inc.
                                                                 (1998 - 2001).

WALTER H. MAY           Trustee - Class II   February 2005 -     Retired.  Formerly,             143            Best Prep Charity
7337 East Doubletree                         Present             Managing Director and                          (1991 - Present).
Ranch Rd.                                                        Director of
Scottsdale, Arizona                                              Marketing, Piper
85258                                                            Jaffray, Inc.
Date of Birth:
12/21/1936

                                                                                               NUMBER OF
                                                  TERM OF               PRINCIPAL            PORTFOLIOS IN              OTHER
                                                OFFICE AND            OCCUPATION(S) -          PORTFOLIO            DIRECTORSHIPS
                            POSITION(S)          LENGTH OF               DURING                 COMPLEX                 HELD
    NAME, ADDRESS              HELD                TIME                  THE PAST             OVERSEEN BY                BY
       AND AGE              WITH FUND            SERVED(1)               5 YEARS               TRUSTEE(2)              TRUSTEE
---------------------   ------------------   -----------------   ----------------------   -------------------   -------------------
JOCK PATTON             Chairman and         February 2005 -     Private Investor                143            JDA Software Group,
7337 East Doubletree    Trustee - Class I    Present             (June 1997 -                                   Inc. (January 1999
Ranch Rd.                                                        Present).  Formerly,                           - Present); Swift
Scottsdale, Arizona                                              Director and Chief                             Transportation Co.
85258                                                            Executive Officer,                             (March 2004 -
Date of Birth:                                                   Rainbow Multimedia                             Present).
12/11/1945                                                       Group, Inc. (January
                                                                 1999 - December 2001).

DAVID W.C. PUTNAM       Trustee - Class I    February 2003 -     President and Director,         143            Progressive Capital
7337 East Doubletree                         Present             F.L. Putnam Securities                         Accumulation Trust
Ranch Rd.                                                        Company, Inc. and its                          (August 1998 -
Scottsdale, Arizona                                              affiliates; President,                         Present); Principled
85258                                                            Secretary and Trustee,                         Equity Market Fund
Date of Birth:                                                   The Principled Equity                          (November 1996 -
10/08/1939                                                       Market Fund. Formerly,                         Present), Mercy
                                                                 Trustee, Trust Realty                          Endowment Foundation
                                                                 Corp.; Anchor                                  (1995 - Present);
                                                                 Investment Trust; Bow                          Director, F.L.
                                                                 Ridge Mining.                                  Putnam Investment
                                                                                                                Management Company
                                                                                                                (December 2001 -
                                                                                                                Present); Asian
                                                                                                                American Bank and
                                                                                                                Trust Company (June
                                                                                                                1992 - Present); and
                                                                                                                Notre Dame Health
                                                                                                                Care Center (1991 -
                                                                                                                Present); F.L.
                                                                                                                Putnam Securities
                                                                                                                Company, Inc. (June
                                                                                                                1998 - Present); and
                                                                                                                an Honorary Trustee,
                                                                                                                Mercy Hospital (1973
                                                                                                                - Present).

ROGER B. VINCENT        Trustee - Class III  February 2005 -     President, Springwell           143            Director, AmeriGas
7337 East Doubletree                         Present             Corporation (1989 -                            Propane, Inc.
Ranch Rd.                                                        Present).                                      (1998 - Present).
Scottsdale, Arizona
85258
Date of Birth:
08/26/1945

RICHARD A. WEDEMEYER    Trustee - Class II   February 2005 -     Retired.  Mr.                   143            Director of
7337 East Doubletree                         Present             Wedemeyer was                                  Touchstone
Ranch Rd.                                                        formerly Vice                                  Consulting Group;
Scottsdale, Arizona                                              President - Finance                            Jim Henson Legacy
85258                                                            and Administration,                            (1994 - Present).
Date of Birth:                                                   Channel Corporation
03/23/1936                                                       (June 1996 - April
                                                                 2002).  Trustee,
                                                                 First Choice Funds
                                                                 (1997 - 2001); and of
                                                                 each of the funds
                                                                 managed by ING
                                                                 Investment Management
                                                                 Co. LLC (1998 - 2001).

TRUSTEES WHO ARE
"INTERESTED PERSONS"

THOMAS J.               Trustee - Class III  February 2005 -     Chief Executive                 191            Trustee, Equitable
MCINERNEY(5)(6)                              Present             Officer, ING U.S.                              Life Insurance
7337 East Doubletree                                             Financial Services                             Co., Golden
Ranch Rd.                                                        (September 2001 -                              American Life
Scottsdale, Arizona                                              Present); Member, ING                          Insurance Co.,
85258                                                            Americas Executive                             Life Insurance
Date of Birth:                                                   Committee (2001 -                              Company of
05/05/1956                                                       Present); President,                           Georgia,
                                                                 Chief Executive                                Midwestern United
                                                                 Officer and Director                           Life Insurance
                                                                 of Northern Life                               Co., ReliaStar
                                                                 Insurance Company                              Life Insurance
                                                                 (March 2001 - October                          Co., Security Life
                                                                 2002),  ING Aeltus                             of Denver,
                                                                 Holding Company, Inc.                          Security
                                                                 (2000 - Present), ING                          Connecticut Life
                                                                 Retail Holding                                 Insurance Co.,
                                                                 Company (1998 -                                Southland Life
                                                                 Present), and ING                              Insurance Co., USG
                                                                 Retirement Holdings,                           Annuity and Life
                                                                 Inc. (1997 -                                   Company, and
                                                                 Present).  Formerly,                           United Life and
                                                                 President ING Life                             Annuity Insurance
                                                                 Insurance & Annuity                            Co. Inc; Director,
                                                                 Company (September                             Ameribest Life
                                                                 1997 - November                                Insurance Co.;
                                                                 2002), General                                 Director, First
                                                                 Manager and Chief                              Columbine Life
                                                                 Executive Officer,                             Insurance Co.;
                                                                 ING Worksite Division                          Member of the
                                                                 (December 2000 -                               Board, Bushnell;
                                                                 October 2001).                                 Performing Arts
                                                                                                                Center; St.
                                                                                                                Francis Hospital;
                                                                                                                National
                                                                                                                Conference for
                                                                                                                Community Justice;
                                                                                                                and Metro Atlanta
                                                                                                                Chamber of
                                                                                                                Commerce.

JOHN G. TURNER(5)       Trustee - Class I    February 2005 -     Chairman, Hillcrest             143            Director, Hormel
7337 East Doubletree                         Present             Capital Partners (May                          Foods Corporation
Ranch Rd.                                                        2002-Present); Mr.                             (March 2000 -
Scottsdale, Arizona                                              Turner was formerly                            Present); and
85258                                                            Vice Chairman of ING                           Conseco, Inc.
Date of Birth:                                                   Americas (2000 -                               (September 2003 -
10/03/1939                                                       2002); Chairman and                            Present).
                                                                 Chief Executive
                                                                 Officer of ReliaStar
                                                                 Financial Corp. and
                                                                 ReliaStar Life
                                                                 Insurance Company
                                                                 (1993 - 2000);
                                                                 Chairman of ReliaStar
                                                                 Life Insurance
                                                                 Company of

                                                                                               NUMBER OF
                                                  TERM OF               PRINCIPAL            PORTFOLIOS IN              OTHER
                                                OFFICE AND            OCCUPATION(S) -          PORTFOLIO            DIRECTORSHIPS
                            POSITION(S)          LENGTH OF               DURING                 COMPLEX                 HELD
    NAME, ADDRESS              HELD                TIME                  THE PAST             OVERSEEN BY                BY
       AND AGE              WITH FUND            SERVED(1)               5 YEARS               TRUSTEE(2)              TRUSTEE
---------------------   ------------------   -----------------   ----------------------   -------------------   -------------------
                                                                 New York
                                                                 (1995 - 2001);
                                                                 Chairman of Northern
                                                                 Life Insurance
                                                                 Company (1992 -
                                                                 2001); Chairman and
                                                                 Trustee of the
                                                                 Northstar affiliated
                                                                 investment companies
                                                                 (1993 - 2001).


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Fund, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Fund under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed. The term of office of Class I Trustees shall expire on the date of the first annual meeting of Shareholders or special meeting in lieu thereof in 2006. The term of office of Class II Trustees shall expire on the date of the second annual meeting of Shareholders or special meeting in lieu thereof in 2007. The term of office of Class III Trustees shall expire on the date of the third annual meeting of Shareholders or special meeting in lieu thereof in 2008. Upon expiration of the term of office of each class as set forth above, the number of Trustees in such class, as determined by the Board of Trustees, shall be elected for a term expiring on the date of the third annual meeting of Shareholders or special meeting in lieu thereof following such expiration to succeed the Trustees whose terms of office expire.

(2) For the purposes of this table, "Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund; ING Partners, Inc.; ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds, Inc.; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.
(3) Commenced service as a Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Portfolios.
(4) Shaun Mathews, Senior Vice President of ILIAC has held a seat on the board of directors of the Mark Twain House Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House Museum.
(5) Messrs. McInerney and Turner are deemed to be "interested persons" of the Fund as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Investment Adviser, ING Investments, LLC.
(6) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.

OFFICERS

Information about the Fund's officers are set forth in the table below:

                                                                 TERM OF OFFICE AND            PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE FUND  LENGTH OF TIME SERVED (1)             THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President, Chief Executive    January 2005 - present     President and Chief Executive Officer,
7337 East Doubletree Ranch Rd.  Officer and Chief Operating                              ING Investments, LLC(2) (December 2000 -
Scottsdale, Arizona 85258       Officer                                                  Present). Formerly, Senior Executive Vice
Date of Birth: 04/09/1949                                                                President and Chief Operating Officer,
                                                                                         ING Investments, LLC(2) (April 1995 -
                                                                                         December 2000); and Executive Vice
                                                                                         President, ING Investments, LLC(2) (May
                                                                                         1998 - June 2000).

MICHAEL J. ROLAND               Executive Vice President,     January 2005 - present     Executive Vice President, Chief Financial
7337 East Doubletree Ranch Rd.  Chief Financial Officer and                              Officer and Treasurer (December 2001 -
Scottsdale, Arizona 85258       Assistant Secretary                                      Present) and Chief Compliance Officer
Date of Birth: 05/30/1958                                                                (October 2004 - Present) ING Investments,
                                                                                         LLC(2). Formerly, Senior Vice President,
                                                                                         ING Investments, LLC(2) (June 1998 -
                                                                                         December 2001).

STANLEY D. VYNER                Executive Vice President       January 2005 - present    Executive Vice President, ING
7337 East Doubletree Ranch Rd.                                                           Investments, LLC(2) (July 2000 - Present)
Scottsdale, Arizona 85258                                                                and Chief Investment Risk Officer
Date of Birth: 05/14/1950                                                                (January 2003 - Present). Formerly, Chief
                                                                                         Investment Officer of the International
                                                                                         Portfolios, ING Investments, LLC(2)
                                                                                         (August 2000 - January 2003), and
                                                                                         President and Chief Executive Officer,
                                                                                         ING Investments, LLC(2) (August 1996 -
                                                                                         August 2000).

JOSEPH M. O'DONNELL             Chief Compliance Officer       January 2005 - Present    Chief Compliance Officer of the ING Funds
7337 East Doubletree Ranch Rd.                                                           (November 2004 - Present). Formerly, Vice
Scottsdale, Arizona 85258                                                                President, Chief Legal Counsel, Chief
Date of Birth: 11/13/1954                                                                Compliance Officer and Secretary of Atlas
                                                                                         Securities, Inc., Atlas Advisers, Inc.
                                                                                         and Atlas Funds (October 2001 - October
                                                                                         2004); and Chief Operating Officer and
                                                                                         General Counsel of Matthews International
                                                                                         Capital Management LLC and Vice President
                                                                                         and Secretary of Matthews International
                                                                                         Funds (August 1999 - May 2001).

ROBERT S. NAKA                  Senior Vice President and      January 2005 - present    Senior Vice President and Assistant
7337 East Doubletree Ranch Rd.  Assistant Secretary                                      Secretary, ING Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                                (October 2001 - Present). Formerly,
Date of Birth: 06/17/1963                                                                Senior Vice President ING Funds Services,
                                                                                         LLC(3) (August 1999 - October 2001).

KIMBERLY A. ANDERSON            Senior Vice President          January 2005 - present    Senior Vice President, ING Investments,
7337 East Doubletree Ranch Rd.                                                           LLC(2) (October 2003 - Present).
Scottsdale, Arizona 85258                                                                Formerly, Vice President and Assistant
Date of Birth: 09/25/1967                                                                Secretary, ING Investments, LLC(2)
                                                                                         (October 2001 - October 2003); and
                                                                                         Assistant Vice President, ING Funds
                                                                                         Services, LLC(3) (November 1999 - January
                                                                                         2001).

ROBYN L. ICHILOV                Vice President and Treasurer   January 2005 - present    Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                           LLC(3) (October 2001 - Present) and ING
Scottsdale, Arizona 85258                                                                Investments, LLC(2) (August 1997 -
Date of Birth: 09/25/1967                                                                Present).

LAUREN D. BENSINGER             Vice President                 January 2005 - present    Vice President and Chief Compliance
7337 East Doubletree Ranch Rd.                                                           Officer, ING Funds Distributor, LLC(4)
Scottsdale, Arizona 85258                                                                (July 1995 - Present); and Vice
Date of Birth: 02/06/1954                                                                President, ING Investments, LLC(2)
                                                                                         (February 1996 - Present). Formerly,
                                                                                         Chief Compliance Officer, ING
                                                                                         Investments, LLC(2) (October 2001-
                                                                                         October 2004).

                                                                 TERM OF OFFICE AND            PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE FUND  LENGTH OF TIME SERVED (1)             THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                      Vice President                January 2005 - present     Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                           LLC(3) (September 2002 - Present).
Scottsdale, Arizona 85258                                                                Formerly, Director of Financial
Date of Birth: 11/03/1967                                                                Reporting, ING Investments, LLC(2) (March
                                                                                         2001 - September 2002); Director of
                                                                                         Financial Reporting, Axient
                                                                                         Communications, Inc. (May 2000 - January
                                                                                         2001); and Director of Finance,
                                                                                         Rural/Metro Corporation (March 1995 - May
                                                                                         2000).

MARIA M. ANDERSON               Vice President                January 2005 - present     Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                           LLC(3) (September 2004 - Present).
Scottsdale, Arizona 85258                                                                Formerly, Assistant Vice President, ING
Date of Birth: 05/29/1958                                                                Funds Services, LLC(3) (October 2001 -
                                                                                         September 2004); and Manager of Fund
                                                                                         Accounting and Fund Compliance, ING
                                                                                         Investments, LLC(2) (September 1999 -
                                                                                         October 2001).

SUSAN P. KINENS                 Assistant Vice President      January 2005 - present     Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                           Services, LLC(3) (December 2002 -
Scottsdale, Arizona 85258                                                                Present); and has held various other
Date of Birth: 12/31/1976                                                                positions with ING Funds Services, LLC(3)
                                                                                         for more than the last five years.

KIMBERLY K. PALMER              Assistant Vice President      January 2005 - Present     Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                           Services, LLC(3) (August 2004 - Present).
Scottsdale, Arizona 85258                                                                Formerly, Manager, Registration
Date of Birth: 05/04/1957                                                                Statements, ING Funds Services, LLC(3)
                                                                                         (May 2003 - August 2004); Associate
                                                                                         Partner, AMVESCAP PLC (October 2000 - May
                                                                                         2003); and Director of Federal Filings
                                                                                         and Blue Sky Filings, INVESCO Funds
                                                                                         Group, Inc. (March 1994 - May 2003).

HUEY P. FALGOUT, JR.            Secretary                     January 2005 - present     Chief Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                           Services (September 2003 - Present)
Scottsdale, Arizona 85258                                                                Formerly, Counsel, ING Americas, U.S.
Date of Birth: 11/15/1963                                                                Legal Services (November 2002 - September
                                                                                         2003); and Associate General Counsel of
                                                                                         AIG American General (January 1999 -
                                                                                         November 2002).

THERESA K. KELETY               Assistant Secretary           January 2005 - Present     Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                           Services (April 2003 - Present).
Scottsdale, Arizona 85258                                                                Formerly, Senior Associate with Shearman
Date of Birth: 02/28/1963                                                                & Sterling (February 2000 - April 2003);
                                                                                         and Associate with Sutherland Asbill &
                                                                                         Brennan (1996 - February 2000).

ROBIN R. NESBITT                Assistant Secretary           January 2005 - Present     Supervisor, Board Operations, ING Funds
7337 East Doubletree Ranch Rd.                                                           Services, LLC(3) (August 2003 - Present).
Scottsdale, Arizona 85258                                                                Formerly, Senior Legal Analyst, ING Funds
Date of Birth: 09/30/1973                                                                Services, LLC(3) (August 2002 - August
                                                                                         2003); Associate, PricewaterhouseCoopers
                                                                                         (January 2001 - August 2001); and
                                                                                         Paralegal, McManis, Faulkner & Morgan
                                                                                         (May 2000 - December 2000).

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

BOARD

FREQUENCY OF MEETINGS

     The Board expects to conduct regular meetings six (6) times a year. The Audit, Valuation and Proxy Voting and Investment Review Committees also expect to meet regularly four (4) times per year, respectively, and the remaining Committees shall meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

COMMITTEES

     An Executive Committee of the Board was formed in order to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two Independent Trustees and two Trustees who are "interested persons," as defined in the Act, of the Fund. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Patton serves as Chairman of the Committee.

     The Board has an Audit Committee whose function is to meet with the independent registered public accounting firm of the Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four Independent Trustees: Messrs. Earley, Kenny, Vincent and Putnam. Mr. Earley serves as Chairman of the Committee.

     The Board has a Valuation and Proxy Voting Committee (formerly, the Valuation Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Fund for which market value quotations are not readily available and overseeing management's administration of proxy voting. The Valuation and Proxy Voting Committee currently consists of five Independent Trustees: Dr. Gitenstein and Messrs. May, Patton, Boyer and Wedemeyer. Mr. May serves as Chairman of the Committee.

     The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee operates pursuant to a Charter approved by the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

     The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Fund's Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

     The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, in connection with a shareholder meeting to elect trustees, any such submission must be delivered to the Fund's Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Funds with the SEC.


     The Nominating Committee consists of four Independent Trustees: Dr. Gitenstein and Messrs. Kenny, May and Wedemeyer. Dr. Gitenstein serves as Chairperson of the Committee.


     The Board has established an Investment Review Committee to monitor the investment performance of the Fund and make recommendations to the Board with respect to the Fund. The Investment Review Committee for the domestic equity funds currently consists of four Independent Trustees and one Trustee who is an "interested person," as defined in the 1940 Act, of the Fund: Messrs. Kenny, Putnam, Earley, Turner and Vincent. Mr. Vincent serves as Chairman of the Investment Review Committee. The Investment Review Committee for the international and fixed income funds currently consists of five Independent Trustees and one Trustee who is an "interested person" as defined in the 1940 Act of the Fund: Dr. Gitenstein and Messrs. Patton, May, Boyer, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairman of the Investment Review Committee.

     The Board has established a Compliance Committee for the purpose of coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Fund. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Compliance Committee currently consists of three Independent Trustees: Messrs. Boyer, Earley and Patton. Mr. Boyer serves as Chairman of the Committee.


     The Board established a Contracts Committee, whose primary function is to review all investment advisory, sub-advisory and all annually renewable agreements as well as make recommendations to the Board regarding the continuation of existing contractual relationships. The Contracts Committee is also responsible for recommending new contracts when additional funds are established or there is a change in an advisory relationship. The Contracts Committee operates pursuant to a Charter approved by the Board. The Contracts Committee currently consists of five Independent Trustees: Messrs. Boyer, May, Patton, Vincent and Wedemeyer. Mr. Vincent serves as Chairman of the Committee.

TRUSTEE OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY

     In order to further align the interests of the Independent Trustees with the Fund's shareholders, it is the policy of the Board that Independent Trustees should at all times own, beneficially, shares of one or more of the ING Funds for which such Independent Trustee serves as a Trustee. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.

     Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Trustee must equal at least $50,000. New Trustees shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.

Set forth below is the dollar range of equity securities owned by each Trustee:

                                                                        AGGREGATE DOLLAR RANGE OF EQUITY
                                                                          SECURITIES IN ALL REGISTERED
                                                                        INVESTMENT COMPANIES OVERSEEN BY
                                DOLLAR RANGE OF EQUITY SECURITIES        TRUSTEE IN FAMILY OF INVESTMENT
      NAME OF TRUSTEE         IN THE FUND AS OF DECEMBER 31, 2004(1)                COMPANIES
-----------------------------------------------------------------------------------------------------------
John V. Boyer(2)                               N/A
J. Michael Earley                              N/A
R. Barbara Gitenstein                          N/A
Patrick W. Kenny(2)                            N/A
Walter H. May                                  N/A
Jock Patton                                    N/A
David W. C. Putnam                             N/A
Roger B. Vincent                               N/A
Richard A. Wedemeyer                           N/A

(1) The Fund had not commenced operations as of December 31, 2004.
(2) Commenced services as Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Funds in the ING Complex of Funds.

                      TRUSTEES WHO ARE "INTERESTED PERSONS"

                                                                              AGGREGATE DOLLAR RANGE OF
                                                                               EQUITY SECURITIES IN ALL
                                                                                REGISTERED INVESTMENT
                                         DOLLAR RANGE OF EQUITY                 COMPANIES OVERSEEN BY
                                      SECURITIES IN THE FUND AS OF              TRUSTEE IN FAMILY OF
          NAME OF TRUSTEE                DECEMBER 31, 2004(1)                   INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------
Thomas J. McInerney                              N/A
John G. Turner                                   N/A

(1) The Fund had not commenced operations as of December 31, 2004.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members') share ownership in securities of the ING Funds' investment adviser or principal underwriter, and the ownership of securities in an entity directly or indirectly controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies) as
of           , 2004.

                        NAME OF
                       OWNERS AND
                     RELATIONSHIP TO                                               VALUE OF         PERCENTAGE OF
 NAME OF TRUSTEE         TRUSTEE            COMPANY        TITLE OF CLASS         SECURITIES            CLASS
-----------------------------------------------------------------------------------------------------------------
John V. Boyer(1)

J. Michael Earley

R. Barbara
Gitenstein

Patrick W.
Kenny(1)

Walter H. May

Jock Patton

David W. C.
Putnam
Roger B. Vincent

Richard A.
Wedemeyer

(1) Commenced services as Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Funds in the ING Complex of Funds.

COMPENSATION OF TRUSTEES

     Each Fund pays each Trustee who is not an interested person a PRO RATA share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, Vincent, May, Boyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $15,000, $10,000, $10,000 and $2,500(1), respectively); (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The PRO RATA share paid by each Fund is based on each Fund's average net assets as a percentage of the average net assets of all the funds managed by the investment adviser or its affiliates, Directed Services, Inc. and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees/Directors.


     The following table sets forth estimated information that the Fund expects to pay Trustees for the fiscal year ending February 28, 2006 and the aggregate compensation paid by the ING Complex of Funds for the fiscal year ended February 29, 2005. Officers of the Fund and

----------
(1) The Chairperson for the Nominating Committee is paid on a quarterly basis and only if the Nominating Committee has been active for that quarter. The compensation per quarter to the Chairperson is $625, which if the Nominating Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $2,500.

Trustees who are interested persons of the Fund do not receive any compensation from the Fund or any other funds managed by the Adviser or Sub-Adviser.


                               COMPENSATION TABLE


                                                                PENSION OR
                                                                RETIREMENT           ESTIMATED           TOTAL COMPENSATION
                                           AGGREGATE         BENEFITS ACCRUED     ANNUAL BENEFITS        FROM FUND AND FUND
                                       COMPENSATION FROM      AS PART OF FUND          UPON               COMPLEX PAID TO
          NAME OF TRUSTEE                   FUND(1)              EXPENSES           RETIREMENT(2)            TRUSTEES(3)
---------------------------------------------------------------------------------------------------------------------------------
   John V. Boyer, Trustee (4)              $ 1,370                  N/A                  N/A                  $  92,625
   J. Michael Earley, Trustee              $ 1,300                  N/A                  N/A                  $ 106,000
  Patrick W. Kenny, Trustee (4)            $ 1,075                  N/A                  N/A                  $  75,625
     Walter H. May, Trustee                $ 1,840                  N/A                  N/A                  $ 123,000
Thomas J. McInerney, Trustee (5)               N/A                  N/A                  N/A                        N/A
      Jock Patton, Trustee                 $ 1,790                  N/A                  N/A                  $ 129,000
   David W.C. Putnam, Trustee              $ 1,430                  N/A                  N/A                  $  92,000
   John G. Turner, Trustee (5)                 N/A                  N/A                  N/A                        N/A
Richard A. Wedemeyer, Trustee (6)          $ 1,560                  N/A                  N/A                  $ 118,000
   Roger Vincent, Trustee (6)              $ 1,560                  N/A                  N/A                  $ 118,000
   Barbara Gitenstein, Trustee             $ 1,470                  N/A                  N/A                  $  97,000



(1) The Fund had not commenced operations as of the date of this SAI and therefore, did not pay any compensation to any Trustees during the fiscal year ended February 28, 2005. The compensation presented in the table is estimated for the fiscal year ended February 28, 2006.

(2) The Fund has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(3) Represents compensation from 122 funds (total in complex as of February 28, 2005). Does not include Funds that are a series of ING Partners, Inc., except for Messrs. Boyer and Kenny.

(4) Commenced services as Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Funds in the ING Complex of Funds. The compensation reflected is that of the fees paid by ING Partners, Inc. in 2004.
(5) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, the parent corporation of the Investment Adviser, the Distributor and the Administrator. Officers and Trustees who are interested persons do not receive any compensation from the Funds.

(6) Mr. Wedemeyer and Mr. Vincent were paid $10,000 each in recognition of an extensive time commitment to format a methodology for presenting valuation information to the Board.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     Prior to the public offering of Common Shares, ING Investments will purchase Common Shares from the Fund in an amount sufficient to satisfy the net worth requirements of Section 14(a) of the 1940 Act. ING Investments owns 100% of the outstanding Common Shares. ING Investments may be deemed to control the Fund until such time as it owns less than 25% of the outstanding Common Shares, which is expected to occur as of the completion of the Offering.

                     INVESTMENT ADVISORY AND OTHER SERVICES


     ING Investments is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Trustees of the Fund, has the overall responsibility for the management of the Fund's portfolio subject to delegation of certain responsibilities to the Sub-Adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

     ING Investments serves pursuant to an investment management agreement between ING Investments and the Fund ("Investment Management Agreement"). The Investment Management Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services of the Fund. Pursuant to a sub-advisory agreement, ING Investments has delegated certain management responsibilities to ING Investment Management Advisors B.V. ("IIMA" or "Sub-Adviser") ("Sub-Adviser Agreement").


     The Investment Management Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. The Investment Management Agreement provides that ING Investments is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Management Agreement.

     After an initial term of two years, both the Investment Management Agreement and the Sub-Adviser Agreement continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) by vote cast in person at a meeting called for the purpose of voting on such approval.

     The Investment Management Agreement and the Sub-Adviser Agreement are both terminable without penalty upon notice given by the Board or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon notice given by ING Investments. The Investment Management Agreement and the Sub-Adviser Agreement both provide for automatic termination in the event of their "assignment" (as defined in the 1940 Act). ING Investments remains responsible for providing general management services to the Fund, including overall supervisory responsibility for the general management and investment of the Fund's assets, and, subject to the review and approval of the Board, will among other things: (i) set the Fund's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Fund's assets; (iii) when appropriate, allocate and reallocate the Fund's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the Sub-Adviser complies with the Fund's investment objectives, strategies and restrictions.

     As of January 31, 2005, ING Investments had over $34 billion of assets under management.


INVESTMENT ADVISORY FEES


     ING Investments bears the expense of providing its services to the Fund, and it also pays the fees of the Sub-Advisers. For its services, the Fund pays ING Investments an annual fee, payable monthly in arrears, in an amount equal to 1.05% of the Fund's average daily managed assets. Managed assets include assets acquired through the Fund's use of leverage, if any.

     For the first five years of the Fund's existence, ING Investments will waive 0.20% of the annual fee. Beginning in the sixth year, the fee waiver will decline each year by 0.05% until it is eliminated in the ninth year.

SUB-ADVISER AGREEMENT

     ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, and executive salaries and expenses of the Trustees and officers of the Fund who are employees of ING Investments or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Adviser Agreement.


     The Sub-Adviser Agreement may be terminated upon written notice without payment of any penalty by ING Investments, the Trustees on behalf of the Fund or the shareholders of the Fund. Otherwise, after an initial term of two years, the Sub-Adviser Agreement will remain in effect from year to year, subject to the annual approval of the Board, on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees on behalf of the Fund who are not parties to a Sub-Adviser Agreement or "interested persons" (as defined in the 1940 Act) of any such party.


     Pursuant to the Sub-Adviser Agreement dated       , 2005, between ING
Investments and IIMA, IIMA serves as the sub-adviser to the Fund. In this capacity, IIMA, subject to the supervision and control of ING Investments and the Trustees of the Fund on behalf of the Fund, provides investment advice for the Fund's investments, including its investments in dividend yielding common stocks and the Fund's covered call writing strategy, consistent with the Fund's investment objectives, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time.


     As compensation to the Sub-Adviser for its services to the Fund, ING Investments pays the sub-adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily managed assets managed during the month:



SUB-ADVISER                              ANNUAL SUB-ADVISORY FEE(1)
-----------                   ------------------------------------------------
IIMA                          0.69% of the Fund's average daily managed assets



(1) For the first five years of the Fund's existence, IIMA will receive 0.57% of the Fund's average daily managed assets. Beginning in the sixth year, the fee paid to IIMA will increase each year by 0.03% until it reaches 0.69% in the ninth year.

PROXY VOTING PROCEDURES


     The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The procedures and guidelines delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest between the Fund's shareholders and the Fund's investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or its principal underwriter. In delegating voting authority to ING Investments, the Board has also approved ING Investments' proxy voting procedures, which require ING Investments to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Fund's proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Fund, including procedures of ING Investments, is attached hereto as Appendix A. No later than August 31 of each year, information regarding how the Fund voted proxies relating to portfolio securities for the one-year period ending June 30 is available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database, available on the SEC's website at (www.sec.gov).


ADMINISTRATION


     ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for the Fund, pursuant to an Administrative Services Agreement. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Fund's business, except for those services performed by ING Investments under the Investment Management Agreement, the custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund under the Transfer Agency Agreement and such other service providers as may be retained by the Fund from time to time. The Administrator acts as a liaison among these service providers to the Fund. The Administrator is also responsible for monitoring the Fund in compliance with applicable legal requirements and with the investment policies and restrictions of the Fund, and provides office space for the Fund. ING Funds Services also serves as Shareholder Services Representative for the Fund. The Shareholder Services Representative is responsible for responding to written and telephonic inquiries from shareholders. The Administrator is an affiliate of the Adviser and the Sub-Adviser. ING Funds Services receives an annual administration fee equal to 0.10% of the Fund's average daily managed assets.

     The Administration Agreement may be cancelled by the Fund, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days' written notice to the Fund.

OTHER EXPENSES


     Other expenses borne by the Fund include, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents and custodians; the expense of obtaining quotations for calculating the Fund's net asset value; taxes, if any, and the preparation of the Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale or repurchase of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Fund who are not employees of ING Investments or the Sub-Adviser, or their affiliates, and the fees and expenses of counsel, accountants, or consultants engaged by such Trustees; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.


CODE OF ETHICS


     Pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Advisers Act of 1940, as amended, the Fund and ING Investments have each adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear many security transactions with the Fund's Compliance Department and to report all transactions on a regular basis. The Sub-Adviser has adopted its own Codes of Ethics to govern the personal trading activities of its personnel.

                             PORTFOLIO TRANSACTIONS

     As of the date of this SAI, the Fund had not commenced operations and therefore has not engaged in any portfolio transactions or paid any brokerage commissions.

     The Investment Management Agreement or the Sub-Adviser Agreement authorizes ING Investments or IIMA to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. In all purchases and sales of securities for the portfolio of the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement or the Sub-Adviser Agreement, ING Investments or IIMA determines, subject to the instructions of and review by the Board, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of Adviser or the Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.


     In placing portfolio transactions, ING Investments or IIMA are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities and other factors. The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Fund. Under these programs, the participating broker-dealers will return to the Fund a portion of the brokerage commissions (in the form of a credit to the Fund) paid to the broker-dealers to pay certain expenses of the Fund. These commission recapture payments benefit the Fund, and the Adviser or Sub-Adviser.

     In selecting a broker-dealer, ING Investments or IIMA will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. The Adviser or the Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided that the Adviser or Sub-Adviser makes a good faith determination that the commission paid by the Fund to the broker-dealer is reasonable in light of the research and other products or services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), ING Investments or IIMA may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to ING Investments or IIMA commissions for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.


     For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transaction for the clients of the managers. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, the Adviser or Sub-Adviser may receive research services from broker-dealers with which the Adviser or Sub-Adviser places the Fund's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and the Adviser or Sub-Adviser does not bear the expense of these services if provided by a broker-dealer that executes trades for the Fund, and the advisory fee paid to the Adviser or sub-advisory fee paid to the Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to the Adviser or the Sub-Adviser in advising the Fund and other clients, although not all of the research services received by the Adviser or Sub-Adviser will necessarily be useful and of value in managing the particular Fund. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by the Adviser or Sub-Adviser for the execution of securities transactions for the Fund. In negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer. In negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by the Adviser or Sub-Advisers to be reasonable in relation to the value of the brokerage and research services provided by such brokerdealer.

     Portfolio transactions may be executed by brokers affiliated with ING Groep or the Adviser or Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

     Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Fund may hold. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided research or other services as mentioned above.

     Some securities considered for investment by the Fund may also be appropriate for other clients served by the Fund's Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by ING Investments or IIMA is considered at or about the same time, transactions in such securities will be allocated among the Fund and ING Investment's or IIMA's other clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. ING Investments has adopted policies and procedures designed to allocate trades to all participating client accounts in a fair and equitable manner. Trades will generally be allocated PRO RATA among the participating client accounts based on the size of each account's original order. ING Investments may allocate on a basis other than PRO RATA, if, under the circumstances, such other method of allocation is reasonable and does not result in improper or undisclosed advantage or disadvantage to other managed accounts. The various allocation methods used by ING Investments or IIMA, and the results of such allocations, are subject to periodic review by the Board. To the extent the Fund and other clients seek to acquire the same security at the same time, the Fund and/or one or more of the other clients may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.

     Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed income securities, it is the policy of the Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While ING generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

                        DETERMINATION OF NET ASSET VALUE


     As noted in the Prospectus, the net asset value ("NAV") of the Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Fund will not be priced on these days.


     Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The long-term debt obligations held in the Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.


     The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the U.S. is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of the Fund's valuation). Foreign securities markets may close before the Fund determines its NAV. European, Asian, Latin American or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or sell shares of the Fund.

     If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund's valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters and political and other events.


     Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of the securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations recommended by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's NAV.

     Quotations of foreign securities denominated in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at 4:00 p.m. London time.

     Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes, (2) industry models with objective inputs, or (3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as "Black Scholes." Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

                           DIVIDEND REINVESTMENT PLAN


     As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional Common Shares of the Fund at the then current NAV, with no sales charge. The Fund's management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with the Transfer Agent to have all income dividends and capital gains distributions that are declared by the Fund automatically reinvested for the account of each shareholder unless the shareholder has elected otherwise.


     A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of the Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional Common Shares at NAV in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid in cash.

                           REPURCHASE OF COMMON SHARES


     The Fund is a closed-end management investment company, and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), NAV, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than NAV, the Fund's Board of Trustees may consider action that might be taken to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares or the conversion of the Fund to an open-end investment company. The Board of Trustees may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce any market discount.


     Notwithstanding the foregoing, at any time when Preferred Shares of the Fund are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its Common Shares unless (1) all accumulated Preferred Shares dividends due have been paid and (2) after giving effect to such purchase, redemption or acquisition, the total value of the Fund's portfolio (less liabilities not constituting senior securities) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accumulated and unpaid dividends thereon) plus any outstanding borrowings. Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.


     Subject to its investment restrictions, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Fund's Board of Trustees would have to comply with the 1934 Act, the 1940 Act and the rules and regulations thereunder.

     Although the decision to take action in response to a discount from NAV will be made by the Board of Trustees at the time it considers such issue, it is the board's present policy, which may be changed by the Board of Trustees, not to authorize repurchases of Common Shares or a tender offer for such shares if:
(1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the NYSE, or (b) impair the Fund's status as a regulated investment company under the Code, (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objectives and policies in order to repurchase shares; or (3) there is, in the board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the NYSE, (c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by U.S. or New York banks, (d) material limitation affecting the Fund or the issuers of its portfolio securities by federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the U.S., or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board of Trustees may in the future modify these conditions in light of experience.


     The repurchase by the Fund of its shares at prices below NAV will result in an increase in the NAV of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below NAV will result in the Fund's shares trading at a price equal to their NAV. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and NAV that might otherwise exist.


     In addition, a purchase by the Fund of its Common Shares will decrease the Fund's managed assets which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its Common Shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining.


     If the Common Shares of the Fund trade below NAV, the Fund's Board of Trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations, before deciding whether to take any action. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

                               TAX CONSIDERATIONS

     The following discussion summarizes certain U.S. federal tax considerations generally affecting the Fund and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion is based on the Code, Treasury Regulations issued thereunder and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

TAXATION OF THE FUND

     The Fund intends to elect to be treated and to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     Specifically to qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things:

          (i)  derive in each taxable year at least 90% of its gross income from
               (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, and (b) interests in publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a "Qualified Publicly Traded Partnership"); and

          (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other RICs, and investments in other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund's total assets nor more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

     The Fund intends to distribute to its shareholders all or substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of
(1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years and on which the Fund paid no federal income tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement, but reserves the right to distribute less than the full amount and thus pay any resulting excise tax or corporate income tax.

     If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

TAXATION OF SHAREHOLDERS

     Dividends out of the Fund's "investment company taxable income" (which includes dividends the Fund receives, interest income, and net short-term capital gain) will generally be taxable as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional Common Shares, except as described below with respect to "qualified dividend income." Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gains, regardless of how long you have held the Common Shares. A distribution of an amount in excess of the Fund's earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Common Shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Common Shares.

     Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Tax Act"), certain income distributions paid by the Fund (whether paid in cash or reinvested in additional Fund Shares) to individual taxpayers are taxed at rates applicable to net long-term capital gains (15%, or 5% for individuals in the 10% or 15% tax brackets). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the Common Shareholder with respect to his or her Common Shares and the dividends are attributable to qualified dividend income received by the Fund itself. For this purpose, "qualified dividend income" means dividends received by the Fund from U.S. corporations and "qualified foreign corporations," provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. These special rules relating to the taxation of ordinary income dividends paid by RICs generally applies to taxable years beginning before January 1, 2009. Thereafter, the Fund's dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further Congressional action is taken.

     The Fund will also be able to designate a portion of its distributions as being eligible for the corporate dividends received deduction to the extent that the Fund derives dividend income from stock in U.S. corporations, provided that the Fund also satisfies certain holding period and other requirements with respect to such stock. A corporate shareholder of the Fund would also need to satisfy certain holding period requirements with respect to Fund shares in order to qualify for any corporate dividends received deduction.

     There can be no assurance as to what portion of the Fund's distributions will qualify for favorable treatment as long-term capital gains. There can also be no assurance as to what portion of the Fund's distributions will qualify for either the reduced rates on qualified dividends or the corporate dividends received deduction. To the extent that the Fund derives net short-term capital gains from its investment activities, distributions of such gains would be taxed as ordinary income. Further, certain of the Fund's option writing strategies and securities lending activities could reduce the amount of the Fund's distributions that may qualify for either the reduced rates on qualified dividends or the corporate dividends received deduction.

     The benefits of the reduced tax rates applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

     Common Shareholders receiving dividends or distributions in the form of additional Common Shares pursuant to the Dividend Reinvestment Plan will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to (i) the fair market value of any new shares issued to the Common Shareholder by the Fund, and (ii) if shares are trading below net asset value, the cash allocated to the Common Shareholder for the purchase of shares on its behalf, and such Common Shareholder will have a cost basis in the Common Shares received equal to such foregoing amount. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

     Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's NAV also reflects unrealized losses.

     Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the non-deductible 4% federal excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.

     The IRS' position in a published revenue ruling indicates that the Fund is required to designate distributions paid with respect to its Common Shares and any preferred shares as consisting of a portion of each type of income distributed by the Fund. The portion of each type of income deemed received by the holders of each class of shares will be equal to the portion of total Fund dividends received by such class. Thus, the Fund will designate dividends paid as capital gain dividends in a manner that allocates such dividends between the holders of the Common Shares and the holders of any preferred shares, in proportion to the total dividends paid to each such class during or with respect to the taxable year, or otherwise as required by applicable law. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.


     The Fund may retain for investment part or all of its net capital gain. However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.

     If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gain in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.


TAX ASPECTS OF SALES OF FUND SHARES

     Upon the sale or other disposition of shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. As discussed above, the Tax Act reduced the maximum tax rate on long-term capital gains for individual investors from 20% to 15%. Without further legislative change, the rate reductions enacted by the Tax Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2009.

     Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the original shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

     Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

TAXATION OF FUND INVESTMENTS

     Although the Fund will generally not be subject to tax, as discussed above, the tax treatment of the Fund's investments will affect the timing and tax character of the Fund's distributions.

     The taxation of equity options that the Fund expects to write is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security and any resulting gain or loss will be long-term or short-term, depending upon the holding period of the security. Because the Fund does not have control over the exercise of the call options it writes, such exercise or other required sales of the underlying securities may cause the Fund to realize capital gains or losses at inopportune times.

     With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     The Fund's transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a RIC and the 98% distribution requirement for avoiding excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any futures contract, option or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund from being taxed as a RIC. In particular, the Fund expects to write call options with respect to certain securities held by the Fund. Depending on whether such options are exercised or lapse, or whether the securities or options are sold, the existence of these options will affect the amount and timing of the recognition of income and whether the income qualifies as long-term capital gain.

     Further, the Fund's transactions in options are subject to special and complex federal income tax provisions that may, among other things, (i) convert dividends that would otherwise constitute qualified dividend income into short-term capital gain or ordinary income taxed at the higher rate applicable to ordinary income, (ii) treat dividends that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment,
(iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert long-term capital gain into short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited) and (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash.

     In most cases, net gains from the Fund's option strategy are expected to be short-term capital gains, that would be taxable as ordinary income when distributed to shareholders.

     In the case of Fund transactions in so-called "Section 1256 Contracts," such as many listed index options and any listed non-equity options, Code
Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to generally be treated as 60% long-term and 40% short-term capital gain or loss. In addition, the Fund generally will be required to "mark to market" (i.e., treat as sold for fair market value) each such position which it holds at the close of each taxable year. If a Section 1256 Contract held by the Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the "mark to market" rules. Section 1256 Contracts include certain options contracts, certain regulated futures contracts, and certain other financial contracts.

     The Code contains special rules that apply to "straddles," defined generally as the holding of "offsetting positions with respect to personal property." For example, the straddle rules normally apply when a taxpayer holds stock and an offsetting option with respect to such stock or substantially identical stock or securities. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund may write call options on portfolio securities that are "qualified covered calls" that are exempt from the straddle rules. To meet the qualified covered call option exemption, a stock-plus-covered-call position cannot be part of a larger straddle and must meet a number of other conditions, including that the option is written more than 30 days prior to expiration and is not "deep-in-the-money" as defined in the Code. The Fund may enter into certain investments that may constitute positions in a straddle. If two or more positions constitute a straddle, recognition of a realized loss from one position must be deferred to the extent of unrecognized gain in an offsetting position. In addition, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss. Interest and other carrying charges allocable to personal property that is part of a straddle are not currently deductible but must instead be capitalized. Similarly, "wash sale" rules apply to prevent the recognition of loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period.

     The Fund's investment in any zero coupon, payment in kind and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

     Investments in lower rated or unrated securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities.

     Any recognized gain or income attributable to market discount on long-term debt obligations (i.e., obligations with a term of more than one year except to the extent of a portion of the discount attributable to original issue discount) purchased by the Fund is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

     Dividends and interest received, and gains realized, by the Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the return on its securities. Tax conventions between certain countries and the U.S., however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign issuers, the Fund will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by such shareholder, a proportionate share of those taxes, (2) would be required to treat such share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as such shareholder's own income from those sources, and (3)could either deduct the foreign taxes deemed paid in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes paid and the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. An individual who has no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the complicated foreign tax credit limitation, in which event such individual would be able to claim a foreign tax credit without needing to file the detailed Form 1116 that otherwise is required.

     The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

     If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain--which it may have to distribute to satisfy the distribution requirement and avoid imposition of the excise tax--even if the QEF does not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements. The Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains (reduced by any prior deductions) with respect to that stock included by the Fund for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

     Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

     The Fund may invest in securities the federal income tax treatment of which is uncertain or subject to recharacterization by the IRS. To the extent the tax treatment of such securities or their income differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to RICs under the Code.

BACKUP WITHHOLDING

     Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Service as well as shareholders with respect to whom the Fund has received certain information from the Service or a broker may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the gross proceeds of sales of shares, at a current rate of 28%. An individual's TIN is generally his or her social security number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder's federal income tax liability, if any, provided that the required information is furnished to the Service.




REPORTABLE LOSSES

     Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to Common Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. Subject to certain limitations, dividends paid to certain foreign shareholders will be exempt from withholding of U.S. tax through 2007 to the extent such dividends are attributable to qualified interest or net short-term capital gains.

                               GENERAL INFORMATION

CAPITALIZATION AND VOTING RIGHTS

     The authorized capital of the Fund is an unlimited number of Common Shares of beneficial interest. Holders of shares of the Fund have one vote for each share held. All shares when issued are fully paid, non-assessable and non-redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board. There will be annual meetings of shareholders for the purpose of electing Trustees. Shareholders may, in accordance with the Fund's charter, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not fewer than 10% of the outstanding Common Shares of the Fund.

     Certificates representing shares of the Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

     The Board may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees of the Fund by written notice to shareholders of such series or class. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent.

CUSTODIAN


     The cash and securities owned by the Fund are held by The Bank of New York, 101 Barclay Street (12W), New York, New York 10286, as Custodian, which takes no part in the decisions relating to the purchase or sale of the Fund's portfolio securities.


LEGAL COUNSEL


     Legal matters for the Fund are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006. Matters of Delaware law are passed upon by Richards, Layton & Finger, P.A.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     LLP has been appointed as independent registered public accounting firm for the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC. is located
at               .

OTHER INFORMATION


     A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the SEC, Washington, D.C. The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the SEC's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the Commission. Additionally, the Registration Statement may be accessed at no cost by visiting the SEC's Internet website at http://www.sec.gov.

                              FINANCIAL STATEMENTS


                                   APPENDIX A

[TO BE PROVIDED]


                                   APPENDIX B

[TO BE PROVIDED]

                           PART C -- OTHER INFORMATION

Item 25.  Financial Statements and Exhibits

     1.   Financial Statements *

     Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 Act, as amended (the "1940 Act"), will be filed with a pre-effective amendment to the Registration Statement.

     2.   Exhibits

          (A)(i) Certificate of Statutory Trust dated April 1, 2004 -- filed herein.
                              (a) Certificate of Amendment to Trust dated April 26, 2004 - filed herein
                              (b)  Certificate of Amendment to Trust dated
                                   January 1, 2005 - filed herein.
                              (c) Certificate of Amendment to Trust dated [ ], 2005 *

             (ii) Form of Amended and Restated Declaration of Trust dated February 10, 2005 - filed herein.
                              (a)  Form of Written Instrument Amending the
                                   Amended and Restated Declaration of Trust dated February 11, 2005 *


          (B)       Bylaws - filed herein.

          (C)       Not Applicable.

          (D)       Form of Specimen Certificate for Common Shares *

          (E) Form of Dividend Reinvestment Plan of Registrant - filed herein.

          (F)       Not Applicable.

          (G)       (i)       Form of Investment Management Agreement between
                              ING Investments, LLC and Registrant - filed herein.
                              (a)  Form of Fee Waiver Agreement between ING
                                   Global Equity Dividend and Premium
                                   Opportunity Fund and ING Investments, LLC-filed herein.
                    (ii)      Form of Sub-Advisory Agreement between ING
                              Investments, LLC and ING Investment Management
                              Advisors B.V. - filed herein.
                              (a)  Form of Fee Waiver Agreement between ING
                                   Investments, LLC and ING Investment
                                   Management Advisors, B.V. - filed herein.

          (H)       (i)       Form of Underwriting Agreement *
                    (ii)      Form of Master Selected Dealer Agreement - filed
                              herein.
                    (iii)     Form of Master Agreement among Underwriters -
                              filed herein.

          (I)       Not Applicable.


          (J)       (i)       Custodian Agreement between Registrant and The
                              Bank of New York Company, Inc. - filed herein.

                              (a) Form of Amended Exhibit A between Registrant and Bank of New York. - filed herein.

          (K)       (i)       Form of Administration Agreement between
                              Registrant and ING Funds Services, LLC - filed herein.
                    (ii)      Shareholder Services Representative Agreement
                              between Registrantand ING Funds Services *

                    (iii) Transfer Agency Agreement between Registrant and The Bank of New York *

                    (iv) Securities Lending Agreement and Guaranty between the Registrant and The Bank of New York - filed herein
                              (a) Form of Amended Exhibit A to the Securities Lending Agreement between the Registrant and The Bank of New York - filed herein.

          (L)       Opinion and Consent of Counsel *

          (M) The Non-Resident Investment Adviser Execution Page of ING Investment Management Advisors BV filed as part of this sub-adviser's Form ADV (File No. 801-40494) is incorporated herein by reference.

          (N)       Consent of Independent Registered Public Accountants *

          (O)       Not Applicable.

          (P)       Not Applicable

          (Q)       Not Applicable.

          (R)       (i)       Code of Ethics of ING Investments, LLC - filed
                              herein.
                    (ii)      Code of Ethics of ING Investment Management
                              Advisors BV - filed herein.

* To be filed by amendment.

Item 26.  Marketing Arrangements

     See Sections ___ of Form of Underwriting Agreement to be filed as Exhibit
     (h)(i), Sections __ of Form of Master Dealer Agreement to be filed as Exhibit (h)(ii), and Sections __ of Form of Master Underwriting Agreement to be filed as Exhibit (h)(iii).

Item 27.  Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

     Registration fees                             $ *
     New York Stock Exchange listing fee
     Printing (other than stock certificates )
     Engraving and printing stock certificates
     Legal fees and expenses
     Accounting fees and expenses
     NASD fees
     Miscellaneous
       Total

*To be filed by amendment.


Item 28.  Persons Controlled by or Under Common Control - Not Applicable.

Item 29.  Number of Holders of Securities - To be filed by amendment.

Item 30.  Indemnification

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, may be terminated to Trustees, officers and controlling persons of the Fund, [pursuant to the foregoing provisions] or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

     The descriptions of the Investment Adviser and the Sub-Adviser under the captions "Management of the Fund" in the Prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein. Information as to the directors and officers of Registrant's investment adviser and the sub-adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Registrant's investment adviser and sub-adviser in the last two years, is included in their respective applications for registration as an investment adviser on Form ADV (File Nos. 801-48282 and 801-40494, respectively) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32.  Location of Accounts and Records

     The accounts and records of the Registrant will be maintained at its office at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 and at the office of its custodian, The Bank of New York, at__________________________________.

Item 33.  Management Services - Not Applicable.

Item 34.  Undertakings

     1. The Registrant undertakes to suspend the Offering until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus included in this registration statement.

     2.   Not Applicable.

     3.   Not Applicable.

     4.   Not Applicable.

     5. a. The Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act (17 CFR 230.497(h)) shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

          b. for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial BONA FIDE offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 25th day of February, 2005.

                                                  ING GLOBAL EQUITY DIVIDEND AND
                                                        PREMIUM OPPORTUNITY FUND

                                                      By:
                                                          ----------------------
                                                            Huey P. Falgout, Jr.
                                                                       Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                SIGNATURE                         TITLE                                DATE
                ---------                         -----                                ----
                                                  Trustee                       February 25, 2005
-------------------------------------------
             John G. Turner*

                                                  President and Chief           February 25, 2005
                                                  Executive Officer
-------------------------------------------
            James M. Hennessy*
                                                  Executive Vice President      February 25, 2005
                                                  and Principal Financial
                                                  Officer

-------------------------------------------
            Michael J. Roland*

                                                  Trustee                       February 25, 2005
-------------------------------------------
              John V. Boyer*

                                                  Trustee                       February 25, 2005
-------------------------------------------
            J. Michael Earley*

                                                  Trustee                       February 25, 2005
-------------------------------------------
          R. Barbara Gitenstein*

                                                  Trustee                       February 25, 2005
-------------------------------------------
            Patrick W. Kenny *

                                                  Trustee                       February 25, 2005
-------------------------------------------
           Walter H. May, Jr.*

                                                  Trustee                       February 25, 2005
-------------------------------------------
           Thomas J. McInerney*

                                                  Trustee and Chairman          February 25, 2005
-------------------------------------------
               Jock Patton*

                                                  Trustee                       February 25, 2005
-------------------------------------------
            David W.C. Putnam*

                                                  Trustee                       February 25, 2005
-------------------------------------------
            Roger B. Vincent*

                                                  Trustee                       February 25, 2005
-------------------------------------------
          Richard A. Wedemeyer*

*By:
      --------------------------
      Huey P. Falgout, Jr.

                  Attorney-in-Fact**

** Powers of Attorney for James M. Hennessy, Michael J. Roland and each Trustee are attached hereto.

                                POWER OF ATTORNEY

I, the undersigned Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa
K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Company:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2005.


/s/ John V. Boyer
-----------------------------------
John V. Boyer, Trustee

                                POWER OF ATTORNEY

I, the undersigned Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa
K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Company:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2005.


/s/ David W.C. Putnam
----------------------------
David W.C. Putnam, Trustee

                                POWER OF ATTORNEY

I, the undersigned Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa
K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Company:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2005.


/s/ J. Michael Early
--------------------
J. Michael Earley, Trustee

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety and Michael J. Roland, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2005.


/s/ James M. Hennessy
------------------------------
James M. Hennessy
President, Chief Executive Officer and Chief Operating Officer

                                POWER OF ATTORNEY

I, the undersigned Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa
K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Company:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2005.


/s/ Jock Patton
----------------------
Jock Patton, Trustee

                                POWER OF ATTORNEY

I, the undersigned Chairman and Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Company:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2005.


/s/ John G. Turner
--------------------------
John G. Turner, Trustee

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety and James M. Hennessy, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Company:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2005.


/s/ Michael J. Roland
-----------------------------
Michael J. Roland
Executive Vice President, Chief Financial Officer and Assistant Secretary

                                POWER OF ATTORNEY

I, the undersigned Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa
K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Company:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 7, 2005.


/s/ Patrick V. Kenny
-------------------------------
Patrick V. Kenny, Trustee

                                POWER OF ATTORNEY

I, the undersigned Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa
K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Company:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 8, 2005.


/s/ R. Barbara Gitenstein
--------------------------------
R. Barbara Gitenstein, Trustee

                                POWER OF ATTORNEY

I, the undersigned Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa
K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Company:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2005.


/s/ Richard A. Wedemeyer
----------------------------------
Richard A. Wedemeyer, Trustee

                                POWER OF ATTORNEY

I, the undersigned Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa
K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Company:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 11, 2005.


/s/ Roger B. Vincent
------------------------------
Roger B. Vincent, Trustee

                                POWER OF ATTORNEY

I, the undersigned Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa
K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Company:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2005.


/s/ Thomas J. McInerney
--------------------------------------
Thomas J. McInerney, Trustee

                                POWER OF ATTORNEY

I, the undersigned Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa
K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Company:

          REGISTRANT                          1940 ACT SEC FILING #
          ING Global Dividend and Premium     811-21553
          Income Fund

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of February 15, 2005.


/s/ Walter H. May
----------------------------
Walter H. May, Trustee

                                  EXHIBIT LIST

EXHIBIT NUMBER    NAME OF EXHIBIT
--------------    ---------------
2(A)(i)           Certificate of Statutory Trust dated April 1, 2004
2(A)(i)(a)        Certificate of Amendment to Trust dated April 26, 2004
2(A)(i)(b)        Certificate of Amendment to Trust dated January 1, 2005
2(A)(ii)          Form of Amended and Restated Declaration of Trust dated February 11, 2005
2(B)              Bylaws
2(E)              Form of Dividend Reinvestment Plan of Registrant
2(G)(i)           Form of Investment Management Agreement between ING Investments, LLC and
                  Registrant
2(G)(i)(a)        Form of Fee Waiver Agreement between ING Global Equity Dividend and Premium
                  Opportunity Fund and ING Investments, LLC
2(G)(ii)          Form of Sub-Advisory Agreement between ING
                  Investments, LLC and ING Investment Management
                  Advisors, B.V.
2(G)(ii)(a)       Form of Fee Waiver Agreement between ING
                  Investments, LLC and ING Investment Management
                  Advisors, B.V.
2(H)(ii)          Form of Master Selected Dealer Agreement
2(H)(iii)         Form of Master Agreement Among Underwriters
2(J)(i)           Custodian Agreement between Registrant and Bank of New York
2(J)(i)(a)        Form of Amended Exhibit A between Registrant and Bank of New York
2(K)(i)           Form of Administration Agreement between Registrant and ING Funds Services, LLC.
2(K)(iv)          Securities Lending Agreement and Guaranty between the Registrant and The Bank of New York.
2(K)(iv)(a)       Form of Amended Exhibit A to the Securities Lending Agreement between the
                  Registrant and The Bank of New York
2(R)(i)           Code of Ethics for ING Investments, LLC
2(R)(ii)          Code of Ethics of ING Investment Management Advisors BV

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